Vanguard® Tax-Managed Balanced Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (47.2%)
Basic Materials (0.6%)
	Ecolab Inc.	30,866	6,439
	Air Products and Chemicals Inc.	19,099	4,891
	Freeport-McMoRan Inc.	141,389	4,599
	Newmont Corp.	79,841	4,335
*	Alcoa Corp.	70,034	3,428
	Element Solutions Inc.	128,571	2,787
	Albemarle Corp.	10,400	2,277
	Celanese Corp.	14,628	2,204
	Dow Inc.	36,222	2,085
	Nucor Corp.	11,200	1,103
	Fastenal Co.	21,246	1,097
	International Flavors & Fragrances Inc.	8,185	1,095
	Reliance Steel & Aluminum Co.	6,900	983
	Avery Dennison Corp.	4,600	953
	CF Industries Holdings Inc.	16,859	941
	Westlake Chemical Corp.	9,894	902
	FMC Corp.	9,098	833
	Huntsman Corp.	27,900	826
	Eastman Chemical Co.	7,819	788
	Scotts Miracle-Gro Co.	4,442	650
	Mosaic Co.	18,068	645
	Ashland Global Holdings Inc.	6,198	552
	Valvoline Inc.	17,015	531
	LyondellBasell Industries NV Class A	5,638	529
	Timken Co.	5,841	382
	Royal Gold Inc.	3,900	372
	NewMarket Corp.	890	302
	Steel Dynamics Inc.	4,100	240
			46,769
Consumer Discretionary (7.7%)
*	Amazon.com Inc.	41,024	134,765
*	Tesla Inc.	71,315	55,303
	Home Depot Inc.	104,969	34,457
*	Walt Disney Co.	178,123	30,133
*	Netflix Inc.	42,251	25,787
	Costco Wholesale Corp.	46,842	21,048
	NIKE Inc. Class B	135,111	19,622
	Walmart Inc.	136,623	19,043
	Lowe's Cos. Inc.	76,412	15,501
	McDonald's Corp.	62,436	15,054
	Starbucks Corp.	113,970	12,572

		Shares	Market Value ($000)
	Estee Lauder Cos. Inc. Class A	33,569	10,068
	Target Corp.	41,325	9,454
*	Booking Holdings Inc.	3,778	8,968
	TJX Cos. Inc.	106,628	7,035
*	Lululemon Athletica Inc.	15,881	6,427
*	Chipotle Mexican Grill Inc.	3,292	5,983
*	O'Reilly Automotive Inc.	9,503	5,807
	Dollar General Corp.	25,991	5,514
	Activision Blizzard Inc.	69,615	5,387
*	Uber Technologies Inc.	111,504	4,995
	eBay Inc.	70,733	4,928
*	Copart Inc.	35,413	4,912
*	Under Armour Inc. Class A	225,100	4,543
*	General Motors Co.	84,101	4,433
*	Aptiv plc	29,624	4,413
*	AutoZone Inc.	2,594	4,405
*	Marriott International Inc. Class A	27,645	4,094
*	Hilton Worldwide Holdings Inc.	30,445	4,022
	Yum! Brands Inc.	31,728	3,881
	Ross Stores Inc.	35,144	3,825
	Lennar Corp. Class A	39,160	3,669
*	CarMax Inc.	26,265	3,361
	Electronic Arts Inc.	23,473	3,339
	DR Horton Inc.	37,302	3,132
*	Southwest Airlines Co.	58,766	3,022
*	Spotify Technology SA	13,409	3,022
*	Capri Holdings Ltd.	59,100	2,861
*	NVR Inc.	569	2,728
*	Ford Motor Co.	191,600	2,713
*	Dollar Tree Inc.	27,452	2,628
	Tractor Supply Co.	12,514	2,535
	MGM Resorts International	57,046	2,462
	ViacomCBS Inc. Class A	57,617	2,424
*	Norwegian Cruise Line Holdings Ltd.	88,700	2,369
*	Wayfair Inc. Class A	9,168	2,343
	Best Buy Co. Inc.	21,906	2,316
	Advance Auto Parts Inc.	10,965	2,290
*	Etsy Inc.	10,995	2,287
*	Delta Air Lines Inc.	52,100	2,220
*	Ulta Beauty Inc.	5,996	2,164
*	Burlington Stores Inc.	7,603	2,156
	Yum China Holdings Inc.	35,756	2,078
	Domino's Pizza Inc.	4,261	2,032
*	Live Nation Entertainment Inc.	22,245	2,027
*	AutoNation Inc.	16,312	1,986
	AMERCO	2,887	1,865
*	Expedia Group Inc.	11,209	1,837
*	LKQ Corp.	36,460	1,835
*	United Airlines Holdings Inc.	37,444	1,781
	VF Corp.	26,400	1,769
*	Lyft Inc. Class A	32,900	1,763
	Tempur Sealy International Inc.	37,140	1,724
*	Floor & Decor Holdings Inc. Class A	13,773	1,664
	Lear Corp.	10,522	1,646
*	JetBlue Airways Corp.	104,908	1,604
*	Under Armour Inc. Class C	89,592	1,570
*	Trade Desk Inc. Class A	21,690	1,525
*	PVH Corp.	14,290	1,469

		Shares	Market Value ($000)
	News Corp. Class A	62,267	1,465
	Garmin Ltd.	8,970	1,394
	Sirius XM Holdings Inc.	219,780	1,341
	Gentex Corp.	39,660	1,308
*	Take-Two Interactive Software Inc.	8,365	1,289
*	American Airlines Group Inc.	61,900	1,270
	Toll Brothers Inc.	22,801	1,261
	Williams-Sonoma Inc.	7,089	1,257
*	Discovery Inc. Class C	50,858	1,234
*	Carvana Co.	4,031	1,216
*	Skechers USA Inc. Class A	28,459	1,199
	Service Corp. International	19,876	1,198
	Thor Industries Inc.	9,533	1,170
	PulteGroup Inc.	25,300	1,162
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	1,120
*	DraftKings Inc. Class A	21,900	1,055
*	Peloton Interactive Inc. Class A	11,900	1,036
	Dick's Sporting Goods Inc.	8,512	1,019
*	GameStop Corp. Class A	5,700	1,000
*	IAA Inc.	17,878	976
	Qurate Retail Inc. Class A	91,418	932
*	Five Below Inc.	5,244	927
	ViacomCBS Inc. Class B	22,673	896
	Rollins Inc.	23,436	828
*	Royal Caribbean Cruises Ltd.	8,832	786
*	Carnival Corp.	29,800	745
	BorgWarner Inc.	17,234	745
*	Frontdoor Inc.	17,660	740
*	Terminix Global Holdings Inc.	16,325	680
*	Ollie's Bargain Outlet Holdings Inc.	10,849	654
	Whirlpool Corp.	3,182	649
*	Planet Fitness Inc. Class A	8,000	628
*	TripAdvisor Inc.	17,991	609
*	Liberty Media Corp.-Liberty SiriusXM Class A	12,657	597
*	Wynn Resorts Ltd.	6,599	559
	Wendy's Co.	24,919	540
	Pool Corp.	1,184	514
*	Madison Square Garden Sports Corp.	2,748	511
*	Las Vegas Sands Corp.	12,300	450
	Fox Corp. Class B	12,100	449
*	Bright Horizons Family Solutions Inc.	3,166	441
	New York Times Co. Class A	8,914	439
	Aramark	13,199	434
*	Vail Resorts Inc.	1,300	434
	Lennar Corp. Class B	5,464	424
	Ralph Lauren Corp.	3,073	341
*	Grand Canyon Education Inc.	3,737	329
*	Mattel Inc.	15,775	293
*	QuantumScape Corp. Class A	11,400	280
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	262
*	Hyatt Hotels Corp. Class A	3,344	258
*	Zynga Inc. Class A	32,100	242
	Harley-Davidson Inc.	5,500	201
	Foot Locker Inc.	3,866	177
	Columbia Sportswear Co.	1,683	161
	Hasbro Inc.	1,600	143
	Darden Restaurants Inc.	880	133
	Nexstar Media Group Inc. Class A	800	122

		Shares	Market Value ($000)
*	Copa Holdings SA Class A	1,462	119
	Hanesbrands Inc.	6,700	115
*	Penn National Gaming Inc.	1,400	101
	Wyndham Hotels & Resorts Inc.	1,038	80
	Choice Hotels International Inc.	444	56
			625,589
Consumer Staples (2.2%)
	Procter & Gamble Co.	240,351	33,601
	PepsiCo Inc.	132,297	19,899
	Coca-Cola Co.	344,600	18,081
	CVS Health Corp.	117,445	9,966
	Mondelez International Inc. Class A	148,388	8,633
	Kellogg Co.	92,701	5,925
	Kroger Co.	146,534	5,924
*	Monster Beverage Corp.	65,123	5,785
	Philip Morris International Inc.	58,903	5,583
	Colgate-Palmolive Co.	59,637	4,507
	Constellation Brands Inc. Class A	18,326	3,861
	Kimberly-Clark Corp.	28,821	3,817
	Clorox Co.	19,218	3,183
	Corteva Inc.	75,255	3,167
	McKesson Corp.	15,695	3,129
	Archer-Daniels-Midland Co.	51,573	3,095
	Sysco Corp.	38,967	3,059
	Walgreens Boots Alliance Inc.	64,118	3,017
	General Mills Inc.	48,414	2,896
	Church & Dwight Co. Inc.	30,778	2,541
	McCormick & Co. Inc. (Non-Voting)	30,070	2,437
	Tyson Foods Inc. Class A	30,613	2,417
	Hershey Co.	14,203	2,404
	Brown-Forman Corp. Class B	30,438	2,040
*	Herbalife Nutrition Ltd.	40,333	1,709
	Altria Group Inc.	37,080	1,688
	AmerisourceBergen Corp.	14,106	1,685
*	Post Holdings Inc.	14,705	1,620
*	Hain Celestial Group Inc.	37,828	1,618
*	Grocery Outlet Holding Corp.	68,800	1,484
*	Beyond Meat Inc.	13,842	1,457
	J M Smucker Co.	11,951	1,435
*	Boston Beer Co. Inc. Class A	2,800	1,427
	Conagra Brands Inc.	38,018	1,288
*	US Foods Holding Corp.	27,376	949
	Hormel Foods Corp.	22,584	926
	Lamb Weston Holdings Inc.	12,659	777
	Brown-Forman Corp. Class A	11,774	738
	Casey's General Stores Inc.	3,314	625
	Keurig Dr Pepper Inc.	18,093	618
	Ingredion Inc.	6,341	564
	Kraft Heinz Co.	11,229	414
*	Freshpet Inc.	2,700	385
	Seaboard Corp.	93	381
	Reynolds Consumer Products Inc.	12,100	331
	Campbell Soup Co.	7,400	309
	Molson Coors Beverage Co. Class B	4,700	218
*	Darling Ingredients Inc.	1,300	94
*	Olaplex Holdings Inc.	873	21
			181,728

		Shares	Market Value ($000)
Energy (1.3%)
	Exxon Mobil Corp.	289,978	17,056
	Chevron Corp.	135,342	13,730
	Devon Energy Corp.	214,218	7,607
	ConocoPhillips	108,540	7,356
	Continental Resources Inc.	119,715	5,525
	EOG Resources Inc.	41,056	3,296
*	Cheniere Energy Inc.	31,747	3,101
	Marathon Oil Corp.	225,300	3,080
	Marathon Petroleum Corp.	48,458	2,995
	Diamondback Energy Inc.	29,914	2,832
	Schlumberger NV	90,000	2,668
	Occidental Petroleum Corp.	88,690	2,623
	Pioneer Natural Resources Co.	15,691	2,613
*	Range Resources Corp.	99,510	2,252
	Phillips 66	31,975	2,239
*	ChampionX Corp.	99,308	2,220
	Valero Energy Corp.	28,900	2,039
	Hess Corp.	25,949	2,027
	Antero Midstream Corp.	191,214	1,992
	Halliburton Co.	87,730	1,897
*	First Solar Inc.	17,966	1,715
	ONEOK Inc.	28,464	1,651
	Murphy Oil Corp.	59,729	1,491
*	EQT Corp.	72,232	1,478
	Coterra Energy Inc.	63,590	1,384
	Baker Hughes Co.	53,447	1,322
	Williams Cos. Inc.	36,405	944
*	Plug Power Inc.	36,300	927
	Cimarex Energy Co.	9,486	827
*	Enphase Energy Inc.	5,500	825
*	ChargePoint Holdings Inc.	38,200	764
	HollyFrontier Corp.	20,892	692
	Targa Resources Corp.	12,000	590
	Kinder Morgan Inc.	33,300	557
	APA Corp.	20,000	429
	DT Midstream Inc.	8,587	397
*	NOV Inc.	28,200	370
			105,511
Financials (5.2%)
*	Berkshire Hathaway Inc. Class B	191,481	52,263
	JPMorgan Chase & Co.	287,472	47,056
	Bank of America Corp.	797,988	33,875
	Wells Fargo & Co.	299,159	13,884
	Morgan Stanley	142,641	13,880
	Citigroup Inc.	188,000	13,194
	Goldman Sachs Group Inc.	31,593	11,943
	S&P Global Inc.	26,017	11,054
*	SVB Financial Group	14,756	9,545
	Charles Schwab Corp.	122,499	8,923
	BlackRock Inc.	10,561	8,857
	Aon plc Class A	27,728	7,924
	Marsh & McLennan Cos. Inc.	49,821	7,544
	PNC Financial Services Group Inc.	37,095	7,257
	Chubb Ltd.	39,599	6,870
	Truist Financial Corp.	109,424	6,418
	MFA Financial Inc.	1,400,283	6,399
	US Bancorp	101,700	6,045

		Shares	Market Value ($000)
	First Republic Bank	30,426	5,869
	Moody's Corp.	16,498	5,859
	Progressive Corp.	64,645	5,843
	Intercontinental Exchange Inc.	50,126	5,755
	Sterling Bancorp	220,858	5,513
	MSCI Inc.	8,302	5,050
	CME Group Inc.	24,318	4,703
	Pinnacle Financial Partners Inc.	48,700	4,582
	Allstate Corp.	28,622	3,644
	Bank of New York Mellon Corp.	67,629	3,506
	MetLife Inc.	50,516	3,118
	Travelers Cos. Inc.	20,181	3,068
	Aflac Inc.	57,474	2,996
	Discover Financial Services	23,903	2,936
	First Citizens BancShares Inc. Class A	3,400	2,867
	Blackstone Inc.	23,000	2,676
	Ameriprise Financial Inc.	9,883	2,610
	Willis Towers Watson plc	11,000	2,557
*	Markel Corp.	2,130	2,546
	American International Group Inc.	44,900	2,465
*	Arch Capital Group Ltd.	63,827	2,437
*	Brighthouse Financial Inc.	52,982	2,396
	T. Rowe Price Group Inc.	12,074	2,375
	State Street Corp.	26,969	2,285
	Hartford Financial Services Group Inc.	31,442	2,209
*	Lemonade Inc.	32,800	2,198
	Fifth Third Bancorp	50,575	2,146
	Assured Guaranty Ltd.	43,927	2,056
	Zions Bancorp NA	30,699	1,900
	East West Bancorp Inc.	23,855	1,850
	Ally Financial Inc.	35,254	1,800
	FactSet Research Systems Inc.	4,244	1,675
	Arthur J Gallagher & Co.	10,997	1,635
	Raymond James Financial Inc.	17,151	1,583
	Wintrust Financial Corp.	19,700	1,583
	Nasdaq Inc.	8,023	1,549
	Brown & Brown Inc.	26,238	1,455
	Regions Financial Corp.	66,902	1,426
	W R Berkley Corp.	19,249	1,409
	Globe Life Inc.	15,679	1,396
*	Alleghany Corp.	2,233	1,394
	Voya Financial Inc.	22,512	1,382
	Reinsurance Group of America Inc.	11,595	1,290
*	Credit Acceptance Corp.	2,161	1,265
	KeyCorp	57,018	1,233
	Prudential Financial Inc.	11,212	1,179
	MarketAxess Holdings Inc.	2,731	1,149
	Broadridge Financial Solutions Inc.	6,831	1,138
	Lincoln National Corp.	16,530	1,136
	UWM Holdings Corp.	163,400	1,136
	Citizens Financial Group Inc.	23,643	1,111
	Western Alliance Bancorp	9,230	1,004
	Santander Consumer USA Holdings Inc.	23,585	983
	Cboe Global Markets Inc.	7,925	982
	Assurant Inc.	5,942	937
	KKR & Co. Inc.	15,000	913
*	Athene Holding Ltd. Class A	13,120	904
	Hanover Insurance Group Inc.	6,939	899

		Shares	Market Value ($000)
*	Upstart Holdings Inc.	2,800	886
	Commerce Bancshares Inc.	12,342	860
	Popular Inc.	10,841	842
	Cincinnati Financial Corp.	7,091	810
	Jefferies Financial Group Inc.	21,416	795
	New York Community Bancorp Inc.	60,600	780
	Northern Trust Corp.	6,972	752
	Everest Re Group Ltd.	2,700	677
	Huntington Bancshares Inc.	42,792	662
	RenaissanceRe Holdings Ltd.	4,651	648
	M&T Bank Corp.	4,300	642
	LPL Financial Holdings Inc.	4,000	627
	Signature Bank	2,248	612
	SEI Investments Co.	9,913	588
	White Mountains Insurance Group Ltd.	498	533
	MGIC Investment Corp.	35,128	525
	Morningstar Inc.	1,882	487
*	GoHealth Inc. Class A	84,600	425
	CNA Financial Corp.	8,693	365
	BOK Financial Corp.	4,040	362
	Primerica Inc.	2,200	338
	Synovus Financial Corp.	6,525	286
	Interactive Brokers Group Inc. Class A	4,420	276
	Equitable Holdings Inc.	9,264	275
	Bank OZK	6,200	266
	OneMain Holdings Inc.	4,339	240
	Rocket Cos. Inc. Class A	11,600	186
	Erie Indemnity Co. Class A	872	156
	Unum Group	6,127	154
	Kemper Corp.	2,200	147
	American Financial Group Inc.	972	122
	SLM Corp.	6,800	120
	First Horizon Corp.	3,430	56
	Franklin Resources Inc.	1,525	45
	Affiliated Managers Group Inc.	184	28
			424,065
Health Care (5.9%)
	UnitedHealth Group Inc.	92,396	36,103
	Johnson & Johnson	206,714	33,384
	Thermo Fisher Scientific Inc.	42,487	24,274
	Pfizer Inc.	508,307	21,862
	Danaher Corp.	65,315	19,885
	Abbott Laboratories	164,134	19,389
	Eli Lilly & Co.	82,098	18,969
	Merck & Co. Inc.	214,721	16,128
	Medtronic plc	122,867	15,401
	AbbVie Inc.	121,396	13,095
*	Intuitive Surgical Inc.	12,578	12,504
	Amgen Inc.	52,569	11,179
*	Moderna Inc.	28,603	11,008
	Zoetis Inc.	52,768	10,244
	Anthem Inc.	23,239	8,664
	Stryker Corp.	30,849	8,136
	Cigna Corp.	40,282	8,063
	Bristol-Myers Squibb Co.	134,884	7,981
*	IDEXX Laboratories Inc.	12,149	7,555
*	Edwards Lifesciences Corp.	66,234	7,498
	Gilead Sciences Inc.	99,635	6,960

		Shares	Market Value ($000)
	HCA Healthcare Inc.	27,941	6,782
*	Illumina Inc.	14,310	5,804
*	IQVIA Holdings Inc.	23,471	5,622
*	Align Technology Inc.	8,178	5,442
	Humana Inc.	13,882	5,402
*	Vertex Pharmaceuticals Inc.	28,258	5,126
*	Regeneron Pharmaceuticals Inc.	8,403	5,085
*	Biogen Inc.	16,989	4,808
	Becton Dickinson & Co.	19,412	4,772
*	Laboratory Corp. of America Holdings	16,697	4,699
	Agilent Technologies Inc.	29,707	4,680
*	Boston Scientific Corp.	107,673	4,672
*	Dexcom Inc.	7,279	3,981
*	Catalent Inc.	27,491	3,658
	Baxter International Inc.	42,800	3,442
*	Charles River Laboratories International Inc.	8,059	3,326
	ResMed Inc.	11,300	2,978
*	Acadia Healthcare Co. Inc.	43,032	2,745
*	Centene Corp.	42,874	2,672
	Zimmer Biomet Holdings Inc.	18,070	2,645
*	Veeva Systems Inc. Class A	8,933	2,574
*	Bio-Rad Laboratories Inc. Class A	3,202	2,389
*	Seagen Inc.	13,963	2,371
	Bio-Techne Corp.	4,831	2,341
	PerkinElmer Inc.	13,223	2,291
*	Hologic Inc.	29,853	2,203
	Cooper Cos. Inc.	5,136	2,123
*	DaVita Inc.	17,119	1,990
*	Horizon Therapeutics plc	17,602	1,928
*	Molina Healthcare Inc.	7,010	1,902
*	Teladoc Health Inc.	14,900	1,889
	Quest Diagnostics Inc.	12,819	1,863
	STERIS plc	8,945	1,827
*	Novavax Inc.	8,800	1,824
	West Pharmaceutical Services Inc.	4,202	1,784
*	Elanco Animal Health Inc.	49,626	1,583
*	Incyte Corp.	22,100	1,520
	Teleflex Inc.	3,932	1,481
*	Alnylam Pharmaceuticals Inc.	7,820	1,477
*	ABIOMED Inc.	4,438	1,445
*	Envista Holdings Corp.	34,520	1,443
*	Jazz Pharmaceuticals plc	11,039	1,437
*	Exact Sciences Corp.	14,418	1,376
*	Sarepta Therapeutics Inc.	14,700	1,359
*	Masimo Corp.	4,949	1,340
*	Sage Therapeutics Inc.	30,100	1,334
	Hill-Rom Holdings Inc.	8,722	1,308
	Universal Health Services Inc. Class B	9,109	1,260
*	QIAGEN NV	23,457	1,212
*	Nektar Therapeutics	66,000	1,185
*	Iovance Biotherapeutics Inc.	47,200	1,164
*	Penumbra Inc.	4,163	1,109
	DENTSPLY SIRONA Inc.	18,983	1,102
*	Mirati Therapeutics Inc.	6,200	1,097
*	Insulet Corp.	3,622	1,030
*	Quidel Corp.	7,200	1,016
*	BioMarin Pharmaceutical Inc.	12,500	966
*	Neurocrine Biosciences Inc.	8,264	793

		Shares	Market Value ($000)
	Perrigo Co. plc	16,600	786
*	PPD Inc.	16,500	772
*	Ionis Pharmaceuticals Inc.	22,888	768
	Viatris Inc.	53,860	730
*	Exelixis Inc.	34,103	721
	Organon & Co.	21,472	704
*	Novocure Ltd.	5,900	685
	Chemed Corp.	1,300	605
	Cerner Corp.	8,193	578
	Premier Inc. Class A	12,944	502
*	United Therapeutics Corp.	2,593	479
*	Avantor Inc.	10,252	419
	Cardinal Health Inc.	8,345	413
*	Amedisys Inc.	2,500	373
*	Acceleron Pharma Inc.	2,000	344
*	Guardant Health Inc.	2,538	317
*	CureVac NV	5,600	306
	Royalty Pharma plc Class A	7,500	271
*	Adaptive Biotechnologies Corp.	6,500	221
*	Integra LifeSciences Holdings Corp.	3,189	218
	Encompass Health Corp.	2,416	181
*	Ultragenyx Pharmaceutical Inc.	1,800	162
*	Tandem Diabetes Care Inc.	1,000	119
	Bruker Corp.	1,500	117
			477,750
Industrials (6.5%)
	Visa Inc. Class A	165,796	36,931
*	PayPal Holdings Inc.	125,347	32,617
	Mastercard Inc. Class A	87,886	30,556
	Accenture plc Class A	58,776	18,804
	Honeywell International Inc.	69,897	14,838
	Union Pacific Corp.	64,593	12,661
	Capital One Financial Corp.	72,192	11,693
	Deere & Co.	32,002	10,723
*	Boeing Co.	48,266	10,616
	American Express Co.	63,198	10,588
	United Parcel Service Inc. Class B	52,034	9,475
*	Square Inc. Class A	39,008	9,356
	3M Co.	50,985	8,944
	Raytheon Technologies Corp.	103,888	8,930
	Caterpillar Inc.	45,524	8,739
	General Electric Co.	84,054	8,660
	Sherwin-Williams Co.	29,142	8,152
*	Fiserv Inc.	71,839	7,795
	Lockheed Martin Corp.	21,492	7,417
	CSX Corp.	239,766	7,131
	Fidelity National Information Services Inc.	51,938	6,320
	Automatic Data Processing Inc.	31,334	6,264
	Norfolk Southern Corp.	24,666	5,901
	AMETEK Inc.	46,011	5,706
	Illinois Tool Works Inc.	26,375	5,450
	IHS Markit Ltd.	44,814	5,226
	Global Payments Inc.	32,231	5,079
	Eaton Corp. plc	31,645	4,725
	Emerson Electric Co.	47,090	4,436
	FedEx Corp.	19,930	4,370
*	Mettler-Toledo International Inc.	3,121	4,299
	Vulcan Materials Co.	25,110	4,248

		Shares	Market Value ($000)
*	United Rentals Inc.	12,074	4,237
	Cintas Corp.	10,373	3,949
*	TransDigm Group Inc.	6,285	3,925
	Carrier Global Corp.	74,958	3,880
	Northrop Grumman Corp.	10,446	3,762
	Trane Technologies plc	21,310	3,679
	Martin Marietta Materials Inc.	10,626	3,631
*	Middleby Corp.	20,834	3,552
*	Keysight Technologies Inc.	21,308	3,501
*	Mohawk Industries Inc.	19,372	3,437
	Quanta Services Inc.	30,093	3,425
	Ball Corp.	37,125	3,340
	PPG Industries Inc.	22,949	3,282
	Howmet Aerospace Inc.	105,166	3,281
	Equifax Inc.	12,823	3,250
	Fortive Corp.	45,701	3,225
*	Teledyne Technologies Inc.	7,464	3,206
	Rockwell Automation Inc.	10,862	3,194
	Xylem Inc.	25,125	3,107
	L3Harris Technologies Inc.	13,517	2,977
*	Zebra Technologies Corp. Class A	5,716	2,946
*	Waters Corp.	7,833	2,799
	Old Dominion Freight Line Inc.	9,621	2,751
	Verisk Analytics Inc.	13,447	2,693
	DuPont de Nemours Inc.	38,914	2,646
*	Berry Global Group Inc.	43,393	2,642
	Parker-Hannifin Corp.	9,302	2,601
	General Dynamics Corp.	13,091	2,566
	Textron Inc.	36,284	2,533
	Eagle Materials Inc.	18,979	2,489
	Otis Worldwide Corp.	30,224	2,487
*	Trimble Inc.	30,037	2,471
*	Ingersoll Rand Inc.	48,482	2,444
	Crown Holdings Inc.	23,861	2,405
*	AECOM	35,745	2,257
	PACCAR Inc.	28,448	2,245
	TransUnion	19,883	2,233
	IDEX Corp.	10,462	2,165
*	Colfax Corp.	46,190	2,120
	Jacobs Engineering Group Inc.	15,658	2,075
	Stanley Black & Decker Inc.	11,796	2,068
	Kansas City Southern	7,571	2,049
	Nordson Corp.	8,492	2,022
	HEICO Corp. Class A	17,003	2,014
	Synchrony Financial	41,089	2,008
	Cummins Inc.	8,721	1,958
*	FleetCor Technologies Inc.	7,468	1,951
	Fortune Brands Home & Security Inc.	20,487	1,832
	Johnson Controls International plc	25,378	1,728
	AGCO Corp.	13,710	1,680
	Allegion plc	12,151	1,606
	A O Smith Corp.	25,732	1,571
	ITT Inc.	18,189	1,561
	Carlisle Cos. Inc.	7,633	1,517
	Masco Corp.	26,716	1,484
	JB Hunt Transport Services Inc.	8,852	1,480
	Lennox International Inc.	4,681	1,377
	Dover Corp.	8,810	1,370

		Shares	Market Value ($000)
	Sealed Air Corp.	23,960	1,313
*	Kirby Corp.	27,000	1,295
	Oshkosh Corp.	12,558	1,286
*	Virgin Galactic Holdings Inc.	50,600	1,280
	Valmont Industries Inc.	5,396	1,269
	Toro Co.	13,011	1,267
*	Mercury Systems Inc.	26,400	1,252
	Huntington Ingalls Industries Inc.	6,396	1,235
*	Sensata Technologies Holding plc	22,433	1,228
	MKS Instruments Inc.	7,915	1,194
	Cognex Corp.	14,825	1,189
	Owens Corning	13,342	1,141
	WW Grainger Inc.	2,682	1,054
	Paychex Inc.	9,200	1,035
	Packaging Corp. of America	7,444	1,023
	Landstar System Inc.	6,235	984
*	XPO Logistics Inc.	11,342	903
*	GXO Logistics Inc.	11,342	890
	BWX Technologies Inc.	14,202	765
	Pentair plc	10,087	733
	Knight-Swift Transportation Holdings Inc. Class A	14,300	731
	Silgan Holdings Inc.	18,967	728
	Donaldson Co. Inc.	12,229	702
	Regal Beloit Corp.	4,625	695
*	Gates Industrial Corp. plc	42,069	684
	AptarGroup Inc.	5,600	668
*	Bill.com Holdings Inc.	2,500	667
	Expeditors International of Washington Inc.	5,586	665
	RPM International Inc.	8,489	659
	Armstrong World Industries Inc.	6,812	650
*	Coherent Inc.	2,590	648
	Air Lease Corp. Class A	15,591	613
*	Fair Isaac Corp.	1,440	573
*	WESCO International Inc.	4,845	559
	Booz Allen Hamilton Holding Corp. Class A	6,943	551
*	WEX Inc.	3,040	535
	Jack Henry & Associates Inc.	3,232	530
	Genpact Ltd.	11,065	526
	Robert Half International Inc.	5,000	502
	Lincoln Electric Holdings Inc.	3,765	485
	CH Robinson Worldwide Inc.	5,311	462
	Littelfuse Inc.	1,673	457
	Snap-on Inc.	2,097	438
	Vontier Corp.	12,079	406
*	Paylocity Holding Corp.	1,300	364
	Flowserve Corp.	10,413	361
*	Axalta Coating Systems Ltd.	12,120	354
	Brunswick Corp.	3,628	346
	Graco Inc.	4,912	344
	nVent Electric plc	10,087	326
	Graphic Packaging Holding Co.	15,800	301
	Schneider National Inc. Class B	13,062	297
	MDU Resources Group Inc.	9,950	295
*	Euronet Worldwide Inc.	2,192	279
	Curtiss-Wright Corp.	2,100	265
	ManpowerGroup Inc.	2,450	265
	ADT Inc.	28,622	232
*	StoneCo Ltd. Class A	6,300	219

		Shares	Market Value ($000)
	Hubbell Inc. Class B	1,100	199
	Alliance Data Systems Corp.	1,600	161
	HEICO Corp.	1,087	143
*	TuSimple Holdings Inc. Class A	2,500	93
			528,648
Other (0.5%)
[1]	Vanguard Tax-Exempt Bond Index ETF	742,626	40,674
Real Estate (1.4%)
	American Tower Corp.	40,219	10,675
	Prologis Inc.	84,344	10,579
	Equinix Inc.	9,349	7,387
	Crown Castle International Corp.	41,238	7,147
	SBA Communications Corp.	19,794	6,543
	Omega Healthcare Investors Inc.	131,143	3,929
*	CBRE Group Inc. Class A	38,001	3,700
	Public Storage	12,156	3,612
	Digital Realty Trust Inc.	24,538	3,545
*	CoStar Group Inc.	38,690	3,330
	Iron Mountain Inc.	73,597	3,198
	American Homes 4 Rent Class A	76,425	2,913
*	Jones Lang LaSalle Inc.	10,212	2,534
	Equity Residential	30,250	2,448
*	Opendoor Technologies Inc.	113,100	2,322
	Vornado Realty Trust	54,134	2,274
	Extra Space Storage Inc.	13,300	2,234
	Simon Property Group Inc.	17,000	2,209
	Welltower Inc.	26,763	2,205
	AvalonBay Communities Inc.	9,828	2,178
*	Howard Hughes Corp.	22,500	1,976
	Weyerhaeuser Co.	54,846	1,951
	Essex Property Trust Inc.	5,973	1,910
*	Host Hotels & Resorts Inc.	109,599	1,790
	Equity LifeStyle Properties Inc.	22,346	1,745
	Mid-America Apartment Communities Inc.	9,294	1,736
	SL Green Realty Corp.	23,751	1,683
*	Zillow Group Inc. Class C	18,791	1,656
	Alexandria Real Estate Equities Inc.	8,330	1,592
	Camden Property Trust	10,700	1,578
	Duke Realty Corp.	26,790	1,282
	Healthpeak Properties Inc.	30,867	1,033
	Americold Realty Trust	33,562	975
	Realty Income Corp.	14,500	940
	CoreSite Realty Corp.	6,737	933
	Apartment Income REIT Corp.	17,807	869
	Lamar Advertising Co. Class A	7,467	847
	Invitation Homes Inc.	21,896	839
	Sun Communities Inc.	4,500	833
	Boston Properties Inc.	7,581	821
	Ventas Inc.	13,600	751
	Kilroy Realty Corp.	10,852	719
	UDR Inc.	12,695	673
	Douglas Emmett Inc.	20,790	657
	CyrusOne Inc.	7,600	588
	Rexford Industrial Realty Inc.	10,000	568
	First Industrial Realty Trust Inc.	7,000	365
	Federal Realty Investment Trust	3,019	356
	VICI Properties Inc.	12,500	355

		Shares	Market Value ($000)
*	Zillow Group Inc. Class A	3,647	323
	Medical Properties Trust Inc.	10,779	216
	Rayonier Inc.	5,100	182
	JBG SMITH Properties	4,600	136
	Life Storage Inc.	513	59
	STORE Capital Corp.	1,277	41
	American Campus Communities Inc.	760	37
			117,977
Technology (13.3%)
	Microsoft Corp.	720,284	203,062
	Apple Inc.	1,432,046	202,634
*	Alphabet Inc. Class A	31,957	85,438
*	Facebook Inc. Class A	232,772	79,000
*	Alphabet Inc. Class C	25,264	67,336
	NVIDIA Corp.	238,060	49,317
*	Adobe Inc.	48,224	27,764
*	salesforce.com Inc.	79,460	21,551
	Intel Corp.	386,436	20,589
	Broadcom Inc.	32,749	15,881
	Oracle Corp.	178,205	15,527
	Texas Instruments Inc.	78,992	15,183
	QUALCOMM Inc.	108,410	13,983
	Intuit Inc.	25,152	13,570
	Applied Materials Inc.	90,715	11,678
*	ServiceNow Inc.	17,885	11,129
*	Advanced Micro Devices Inc.	103,623	10,663
	Micron Technology Inc.	127,810	9,072
	Lam Research Corp.	13,149	7,484
*	Autodesk Inc.	23,262	6,634
	Roper Technologies Inc.	14,570	6,500
	International Business Machines Corp.	45,903	6,377
	Analog Devices Inc.	33,550	5,619
*	Synopsys Inc.	17,230	5,159
*	Cadence Design Systems Inc.	33,815	5,121
*	Zoom Video Communications Inc. Class A	19,300	5,047
	Amphenol Corp. Class A	65,560	4,801
*	Atlassian Corp. plc Class A	12,259	4,798
*	Workday Inc. Class A	18,747	4,685
*	Snowflake Inc. Class A	15,461	4,676
*	Twitter Inc.	74,635	4,507
	Xilinx Inc.	28,929	4,368
*	Match Group Inc.	27,592	4,332
*	Twilio Inc. Class A	12,330	3,934
	Marvell Technology Inc.	62,986	3,799
*	DocuSign Inc.	14,425	3,713
	Cognizant Technology Solutions Corp. Class A	48,018	3,563
*	Fortinet Inc.	12,162	3,552
*	ON Semiconductor Corp.	72,209	3,305
*	Palantir Technologies Inc. Class A	136,434	3,280
	HP Inc.	119,671	3,274
*	Okta Inc.	13,316	3,160
	KLA Corp.	9,317	3,117
	Microchip Technology Inc.	20,270	3,111
*	Dell Technologies Inc. Class C	28,164	2,930
	Skyworks Solutions Inc.	17,100	2,818
*	Gartner Inc.	8,596	2,612
*	ANSYS Inc.	7,369	2,509
	Corning Inc.	68,131	2,486

		Shares	Market Value ($000)
*	VeriSign Inc.	11,621	2,382
	Teradyne Inc.	19,532	2,132
*	Arrow Electronics Inc.	17,906	2,011
*	DoorDash Inc. Class A	9,750	2,008
*	Palo Alto Networks Inc.	4,128	1,977
*	Splunk Inc.	13,565	1,963
*	EPAM Systems Inc.	3,426	1,954
	NXP Semiconductors NV	9,800	1,920
*	Qorvo Inc.	11,320	1,893
*	Paycom Software Inc.	3,751	1,860
*	Akamai Technologies Inc.	17,101	1,789
	Xerox Holdings Corp.	86,118	1,737
	Hewlett Packard Enterprise Co.	120,529	1,718
*	NCR Corp.	42,803	1,659
*	Nuance Communications Inc.	29,403	1,618
	CDW Corp.	8,857	1,612
*	Wolfspeed Inc.	18,851	1,522
*	Black Knight Inc.	20,612	1,484
*	Ceridian HCM Holding Inc.	12,978	1,462
*	Crowdstrike Holdings Inc. Class A	5,800	1,426
*	Datadog Inc. Class A	10,000	1,413
*	MongoDB Inc.	2,994	1,412
*	VMware Inc. Class A	9,429	1,402
*	Cloudflare Inc. Class A	12,000	1,352
*	F5 Networks Inc.	6,675	1,327
*	Tyler Technologies Inc.	2,891	1,326
*	PTC Inc.	10,669	1,278
*	Zscaler Inc.	4,818	1,263
*	GoDaddy Inc. Class A	17,857	1,245
*	RingCentral Inc. Class A	5,384	1,171
*	Teradata Corp.	19,986	1,146
*	Western Digital Corp.	20,174	1,139
	Monolithic Power Systems Inc.	2,200	1,066
	Citrix Systems Inc.	9,859	1,059
*	IAC/InterActiveCorp	8,045	1,048
*	Fastly Inc. Class A	25,900	1,047
*	Manhattan Associates Inc.	6,606	1,011
*	Pinterest Inc. Class A	17,800	907
*	Zendesk Inc.	7,476	870
*	Wix.com Ltd.	4,300	843
*	IPG Photonics Corp.	5,229	828
	NetApp Inc.	8,971	805
*	Coupa Software Inc.	3,519	771
*	Skillz Inc. Class A	78,100	767
*	Unity Software Inc.	5,916	747
	Dolby Laboratories Inc. Class A	8,275	728
	Universal Display Corp.	4,186	716
*	Pure Storage Inc. Class A	28,105	707
*	C3.ai Inc. Class A	14,800	686
*	Clarivate plc	31,300	685
*	Alteryx Inc. Class A	9,200	673
	NortonLifeLock Inc.	24,339	616
*	Cerence Inc.	6,400	615
*	HubSpot Inc.	820	554
*	Dun & Bradstreet Holdings Inc.	31,300	526
*	Aspen Technology Inc.	4,278	525
*	Elastic NV	3,518	524
	Leidos Holdings Inc.	5,350	514

		Shares	Market Value ($000)
	Jabil Inc.	8,300	484
*	Dropbox Inc. Class A	15,760	460
	SS&C Technologies Holdings Inc.	6,447	447
*	Nutanix Inc. Class A	11,790	444
	Entegris Inc.	3,200	403
*	Vimeo Inc.	13,061	384
*	DXC Technology Co.	11,250	378
*	Guidewire Software Inc.	3,086	367
*	Dynatrace Inc.	4,970	353
*	Avalara Inc.	1,751	306
*	Concentrix Corp.	1,700	301
*	Change Healthcare Inc.	12,066	253
*	Smartsheet Inc. Class A	3,300	227
	Pegasystems Inc.	1,468	187
	Amdocs Ltd.	2,400	182
	SYNNEX Corp.	1,700	177
*	Medallia Inc.	4,270	145
*	New Relic Inc.	2,000	144
	SolarWinds Corp.	5,700	95
	National Instruments Corp.	2,211	87
*	FireEye Inc.	4,671	83
	Bentley Systems Inc. Class B	252	15
	CDK Global Inc.	3	—
			1,082,009
Telecommunications (1.4%)
	Comcast Corp. Class A	445,383	24,910
	Cisco Systems Inc.	392,433	21,360
	Verizon Communications Inc.	288,107	15,561
	AT&T Inc.	528,884	14,285
*	Charter Communications Inc. Class A	15,028	10,934
*	T-Mobile US Inc.	69,592	8,891
*	Liberty Broadband Corp. Class C	26,422	4,563
	Motorola Solutions Inc.	15,378	3,573
	Lumen Technologies Inc.	264,562	3,278
*	Arista Networks Inc.	8,376	2,878
*	Roku Inc.	8,713	2,730
*	Liberty Broadband Corp. Class A	12,998	2,188
*	DISH Network Corp. Class A	22,133	962
*	Ciena Corp.	15,379	790
*	Altice USA Inc. Class A	37,314	773
*	CommScope Holding Co. Inc.	36,723	499
	Ubiquiti Inc.	1,484	443
	Cable One Inc.	40	73
			118,691
Utilities (1.2%)
	NextEra Energy Inc.	213,340	16,751
	American Water Works Co. Inc.	36,290	6,134
	Southern Co.	98,416	6,099
	Duke Energy Corp.	59,772	5,833
	Waste Management Inc.	33,651	5,026
*	Clean Harbors Inc.	41,000	4,259
	Consolidated Edison Inc.	58,005	4,211
	American Electric Power Co. Inc.	43,400	3,523
	Dominion Energy Inc.	45,609	3,330
	Sempra Energy	26,229	3,318
	Exelon Corp.	65,800	3,181
	Public Service Enterprise Group Inc.	47,759	2,909

		Shares	Market Value ($000)
	Xcel Energy Inc.	42,704	2,669
*	PG&E Corp.	251,400	2,413
	WEC Energy Group Inc.	26,459	2,334
	FirstEnergy Corp.	61,869	2,204
	Eversource Energy	24,487	2,002
	Republic Services Inc.	16,510	1,982
	DTE Energy Co.	17,175	1,919
	PPL Corp.	60,316	1,682
*	Sunrun Inc.	37,600	1,654
	Essential Utilities Inc.	30,186	1,391
	Alliant Energy Corp.	24,226	1,356
	National Fuel Gas Co.	23,728	1,246
	AES Corp.	53,469	1,221
	CMS Energy Corp.	20,227	1,208
	Edison International	21,417	1,188
	NRG Energy Inc.	28,315	1,156
	Entergy Corp.	10,412	1,034
	NiSource Inc.	42,649	1,033
	Vistra Corp.	56,291	963
	Ameren Corp.	9,798	794
*	Stericycle Inc.	11,477	780
	UGI Corp.	15,661	667
	OGE Energy Corp.	19,986	659
	Atmos Energy Corp.	3,445	304
	Evergy Inc.	3,535	220
	Pinnacle West Capital Corp.	1,900	137
	Avangrid Inc.	2,345	114
			98,904
Total Common Stocks (Cost $1,468,515)			3,848,315

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (53.2%)
Alabama (1.1%)
Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33	500	557
Alabama Federal Aid Highway Finance Authority Bonds Prere.	5.000%	9/1/22	3,230	3,373
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/25	3,525	4,144
Alabama Incentives Financing Authority Special Obligation Revenue Prere.	5.000%	9/1/22	380	396
Alabama State Public School & College Authority Capital Improvement & Refunding Bonds	4.000%	11/1/38	2,640	3,163
Alabama State Public School & College Authority Capital Improvement & Refunding Bonds	5.000%	11/1/39	5,000	6,418
Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/31	1,125	1,364
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	1,555	1,662
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	2,845	3,211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 6) PUT	4.000%	12/1/26	5,030	5,756
[2]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22	430	440
[2]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/31	12,365	15,089
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	622
	Huntsville AL GO	5.000%	5/1/35	1,125	1,387
	Huntsville AL GO	5.000%	5/1/38	1,860	2,333
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/35	780	996
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue	4.000%	2/1/40	545	636
	Jefferson County AL Revenue	5.000%	9/15/29	1,470	1,785
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,204
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	548
[3]	Jefferson County AL Sewer Revenue	0.000%	10/1/25	500	460
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	2,150	2,421
	Montgomery AL GO	4.000%	12/1/36	400	483
	Montgomery AL GO	4.000%	12/1/39	450	537
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	5.000%	12/1/30	2,000	2,579
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	4.000%	12/1/34	2,000	2,336
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24	6,810	7,343
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24	1,515	1,644
	Southeast Energy Authority A Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/28	2,000	2,352
	Southeast Energy Authority A Cooperative District Commodity Supply Revenue (Project No. 2) PUT	4.000%	12/1/31	6,905	8,364
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	631
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,293
	University of Alabama General Revenue	3.000%	7/1/36	1,085	1,175
[3]	University of South Alabama University Facilities Revenue	5.000%	11/1/23	740	810
					87,512
Alaska (0.0%)
	Alaska Housing Finance Corp. Revenue Prere.	5.000%	6/1/22	425	439
	Alaska Housing Finance Corp. Revenue Prere.	5.000%	6/1/22	75	77
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,526
					2,042
Arizona (1.0%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	783
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	545	609
	Arizona COP ETM	5.000%	10/1/26	2,000	2,429
	Arizona Excise Taxes Obligations Revenue	1.500%	7/1/29	600	592
	Arizona Excise Taxes Obligations Revenue	2.100%	7/1/36	1,000	975

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona Industrial Development Authority Lease Revenue (Children's National Medical Center)	5.000%	9/1/34	350	449
[4]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/25	180	198
[4]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/26	100	112
[4]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/27	265	303
[4]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/28	305	353
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/37	695	744
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,290	1,632
[5]	Arizona Industrial Development Authority Revenue (Phoenix Children's Hospital)	5.000%	2/1/36	1,765	2,297
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,620	1,908
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	2,155	2,335
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	2,110	2,381
	Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,210	2,290
	Arizona Transportation Board Highway Revenue	5.000%	7/1/32	1,025	1,223
	Arizona Transportation Board Highway Revenue	5.000%	7/1/33	1,000	1,192
	Arizona Transportation Board Highway Revenue Prere.	5.000%	7/1/22	500	518
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27	1,000	1,136
	Chandler AZ GO	5.000%	7/1/23	1,165	1,262
	Glendale City AZ Excise Tax Refunding Obligations Revenue	5.000%	7/1/28	1,785	2,192
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/31	100	124
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32	1,000	1,085
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/33	830	1,032
	Maricopa County AZ School District No. 83	3.000%	10/1/39	1,000	1,089
	Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/24	1,730	1,951
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/35	1,110	1,446
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue ETM	5.000%	7/1/22	1,145	1,186
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/22	2,290	2,372
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	1,295	1,559
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	2,201
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22	1,260	1,305
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	2,040	2,210

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	2,520	2,836
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/29	1,800	2,335
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	2,254
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/39	1,000	1,313
	Phoenix AZ Civic Improvement Corp. Water System Revenue	4.000%	7/1/41	1,000	1,202
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	361
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	250	306
	Pima County AZ Industrial Development Authority Revenue (Tucson Medical Center)	4.000%	4/1/38	1,040	1,233
	Pima County AZ Sewer Revenue	5.000%	7/1/24	1,105	1,246
	Pima County AZ Sewer System Revenue	5.000%	7/1/25	1,000	1,082
	Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/24	1,125	1,276
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/28	515	519
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,064
[5]	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/31	2,000	2,583
[5]	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/32	2,500	3,282
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,843
	Salt River Project Arizona Agricultural Improvement & Power District Revenue (Arizona Salt Projects Electric System)	5.000%	1/1/24	1,210	1,339
	Salt River Project Arizona Agricultural Improvement & Power District Revenue (Arizona Salt Projects Electric System)	5.000%	1/1/25	1,825	2,098
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	1,036
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	805
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	855	1,176
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Northern Arizona Healthcare System)	5.250%	10/1/22	500	500
					78,162
Arkansas (0.2%)
	Arkansas State GO (Four-Lane Highway Construction and Improvement)	5.000%	6/15/23	10,000	10,809
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,282
[6]	Springdale AR Sales & Use Revenue	5.000%	4/1/37	1,000	1,103
	Springdale AR School District No. 50 GO	4.000%	6/1/27	1,190	1,218
	Springdale AR School District No. 50 GO	4.000%	6/1/32	1,155	1,182
	University of Arkansas Revenue	5.000%	11/1/21	805	808
	University of Arkansas Revenue	5.000%	11/1/24	850	969
	University of Arkansas Revenue	5.000%	11/1/30	775	931
					18,302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California (4.8%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities) ETM	5.000%	7/1/22	500	518
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities) Prere.	5.000%	7/1/22	2,800	2,900
[3]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,135	1,396
[7]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	740	634
[8]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/32	2,070	1,699
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/30	1,000	1,068
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33	1,015	1,083
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33	1,000	1,157
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37	820	941
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) Prere.	5.000%	4/1/22	500	512
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) Prere.	5.000%	4/1/23	1,000	1,072
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	1,150	1,152
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	3,089
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	1,000	1,073
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	2,154
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	1,000	1,090
[9]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area), SIFMA Municipal Swap Index Yield + 0.900% PUT	0.950%	5/1/23	1,000	1,007
[7]	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	0.000%	8/1/29	1,000	882
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/31	2,985	3,618
	California Educational Facilities Authority Revenue	5.000%	3/15/39	15	21
	California Educational Facilities Authority Revenue	5.000%	6/1/43	1,995	2,924
	California GO	5.000%	8/1/22	1,000	1,040
	California GO	5.000%	9/1/22	1,805	1,885
	California GO	5.000%	12/1/22	1,025	1,082
	California GO	5.000%	9/1/23	1,750	1,910
	California GO	5.000%	11/1/23	1,155	1,270
	California GO	5.000%	4/1/24	2,000	2,239
	California GO	5.000%	10/1/24	2,000	2,284
	California GO	5.000%	12/1/24	2,000	2,298
	California GO	5.000%	3/1/26	660	762
	California GO	5.000%	4/1/26	2,000	2,396
	California GO	5.000%	4/1/27	2,000	2,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	3.500%	8/1/27	1,515	1,754
	California GO	5.000%	2/1/28	690	734
	California GO	5.000%	4/1/28	5,125	6,461
	California GO	5.000%	9/1/29	455	550
	California GO	5.000%	9/1/29	1,000	1,300
	California GO	5.000%	11/1/29	1,700	1,865
	California GO	5.000%	9/1/30	1,500	1,981
	California GO	5.000%	11/1/30	5,000	6,625
	California GO	4.000%	8/1/31	1,675	1,929
	California GO	5.000%	9/1/31	2,000	2,695
	California GO	5.000%	2/1/32	500	508
	California GO	5.000%	4/1/32	2,500	3,188
	California GO	5.000%	9/1/32	1,000	1,338
	California GO	5.000%	10/1/32	1,875	2,125
	California GO	4.000%	8/1/33	1,520	1,743
	California GO	5.000%	8/1/33	2,865	3,443
	California GO	4.000%	9/1/33	2,000	2,298
	California GO	3.000%	10/1/34	1,225	1,365
	California GO	5.000%	11/1/34	1,340	1,751
	California GO	3.000%	10/1/35	1,815	2,016
	California GO	5.000%	11/1/35	5,000	6,522
	California GO	3.000%	10/1/36	1,500	1,650
	California GO	4.000%	10/1/36	1,000	1,209
	California GO	4.000%	10/1/36	1,155	1,396
	California GO	5.000%	9/1/41	5,000	6,514
	California GO	4.000%	10/1/41	1,000	1,190
[2]	California GO VRDO	0.040%	10/1/21	1,000	1,000
[2]	California GO VRDO	0.050%	10/1/21	800	800
[2]	California Health Facilities Financing Authority Revenue (Advent Obligated Group) VRDO	0.050%	10/1/21	1,250	1,250
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/23	1,325	1,414
	California Health Facilities Financing Authority Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,053
	California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/37	1,000	1,177
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	795	836
	California Health Facilities Financing Authority Revenue (PIH Health)	4.000%	6/1/38	1,000	1,178
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24	1,195	1,326
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25	1,690	1,992
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,233
	California Housing Finance Agency Municipal Certificates	3.750%	3/25/35	2,500	2,964
	California Housing Finance Agency Municipal Certificates	3.500%	11/20/35	993	1,152
[10]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/28	500	626
[9]	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences), SIFMA Municipal Swap Index Yield + 0.350% PUT	0.400%	8/1/24	1,000	1,004

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/28	1,000	1,003
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,129
	California Municipal Finance Authority Revenue (Recovery Zone Bonds) VRDO	0.080%	10/1/21	1,000	1,000
	California Public Works Board Lease Revenue (Davidson Library) Prere.	5.000%	3/1/23	20	21
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/22	1,000	1,032
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27	1,050	1,083
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/26	1,200	1,364
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/28	300	320
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.125%	12/1/29	260	262
	California Public Works Board Lease Revenue (Regents of The University of California) Prere.	5.000%	12/1/21	35	35
[5]	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	2/1/24	500	554
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/26	2,500	2,859
[5]	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	2/1/31	2,000	2,641
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/31	1,000	1,051
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32	350	358
	California Public Works Board Lease Revenue (Various Capital Projects) Prere.	5.000%	12/1/21	25	25
	California State Educational Facilities Authority Revenue Prere.	6.125%	10/1/21	245	245
	California State Educational Facilities Authority Revenue Prere.	6.125%	10/1/21	255	255
[5]	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/22	1,000	1,017
[5]	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/29	1,000	1,268
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/32	1,000	1,051
[5]	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/36	2,000	2,566
	California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,197
	California State University Systemwide Revenue	5.000%	11/1/32	2,815	3,443
	California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,435
	California State University Systemwide Revenue	5.000%	11/1/37	1,000	1,172
	California State University Systemwide Revenue	5.000%	11/1/41	1,400	1,656
	California State University Systemwide Revenue Prere.	5.000%	11/1/22	1,000	1,052
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	40	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	165	188
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	1,970	2,255
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	2,335	2,673
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	3,750	4,869
[4]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	461
[3]	Centinela Valley CA Union High School District GO	4.000%	8/1/29	1,035	1,182
	Chabot-Las Positas CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,087
	Chaffey CA Community College District GO	5.000%	6/1/23	850	918
[3]	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	800	930
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27	970	1,060
[11]	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023 Prere.	0.000%	2/1/24	1,000	1,041
	Contra Costa CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,088
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/33	1,000	1,091
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1) ETM	5.000%	9/1/22	970	1,013
[4]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/46	565	529
[4]	CSCDA Community Improvement Authority Revenue	2.450%	2/1/47	1,000	903
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/42	2,875	3,505
[3]	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	1,000	1,089
	East Side CA Union High School District Santa Clara County GO	2.000%	8/1/33	1,000	1,019
[9]	Eastern Municipal Water & Wastewater Revenue, SIFMA Municipal Swap Index Yield + 0.100% PUT	0.150%	7/1/24	300	300
[2]	Eastern Municipal Water & Wastewater Revenue VRDO	0.050%	10/1/21	1,820	1,820
[11]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29	1,390	1,587
	Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,165
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25	500	577
[7]	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27	2,070	1,942
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33	1,140	1,314
	Grossmont CA Healthcare District GO	4.000%	7/15/40	2,000	2,211
[2]	Irvine CA Assessment District No. 93-14 Ltd. Improvement Bonds VRDO	0.080%	10/1/21	100	100
[2]	Irvine Ranch Water District Revenue VRDO	0.050%	10/1/21	2,400	2,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	La Quinta CA Redevelopment Agency Tax Allocation Revenue Prere.	5.000%	9/1/23	1,500	1,636
	La Quinta CA Redevelopment Agency Tax Allocation Revenue Prere.	5.000%	9/1/24	1,000	1,136
	La Verne CA (Brethren Hillcrest Homes) COP Prere.	5.000%	5/15/22	350	364
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	435	479
[12]	Long Beach CA Unified School District GO	0.000%	8/1/24	1,290	1,269
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/23	2,000	2,140
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/24	1,000	1,105
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	2,000	2,398
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/39	1,000	1,290
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/40	2,055	2,433
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	1,400	1,795
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/23	2,600	2,818
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,375	1,671
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,661
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,179
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	2,117
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,208
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,424
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	605
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	3,174
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	1,500	1,922
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	5,095	6,582
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	2,000	2,345
[2]	Los Angeles CA Department of Water & Power Revenue VRDO	0.040%	10/1/21	500	500
[2]	Los Angeles CA Department of Water & Power Revenue VRDO	0.070%	10/1/21	4,600	4,600
[2]	Los Angeles CA Department of Water & Power Revenue VRDO	0.080%	10/1/21	4,645	4,645
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	6,527
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,752
	Los Angeles CA Unified School District GO	4.000%	7/1/35	2,250	2,718
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	2,141
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/26	500	520
[6]	Los Angeles County CA School District GO	5.000%	7/1/36	1,000	1,229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County CA Unified School District GO	5.000%	7/1/31	1,000	1,289
	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	7/1/40	1,000	1,292
[9]	Metropolitan Water District of Southern California Waterworks Revenue, SIFMA Municipal Swap Index Yield + 0.140% PUT	0.190%	5/21/24	500	500
[9]	Metropolitan Water District of Southern California Waterworks Revenue, SIFMA Municipal Swap Index Yield + 0.140% PUT	0.190%	5/21/24	500	500
[9]	Metropolitan Water District of Southern California Waterworks Revenue, SIFMA Municipal Swap Index Yield + 0.140% PUT	0.190%	5/21/24	500	500
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,303
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	869
	Napa Valley CA Unified School District GO Prere.	4.000%	8/1/23	1,690	1,806
	Napa Valley Community College District GO	4.000%	8/1/32	1,090	1,225
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	554
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22	500	520
[3]	Oakland CA Unified School District GO	5.000%	8/1/25	1,500	1,754
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33	1,035	1,311
[8]	Palomar Pomerado Health California GO	0.000%	8/1/22	1,000	996
[12]	Palomar Pomerado Health California GO	0.000%	8/1/26	1,040	986
[12]	Palomar Pomerado Health California GO	0.000%	8/1/32	740	600
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/21	1,085	1,085
[3]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,375	1,646
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	2,324
	Riverside County CA Transportation Commission Sales Tax Revenue Prere.	5.250%	6/1/23	1,000	1,084
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	2,053
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23	340	361
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	325	372
[6]	Sacramento CA City Financing Authority Revenue	5.000%	12/1/22	760	803
[8]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	1,815	1,546
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/25	495	582
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27	575	672
[3]	San Bernardino CA Community College District GO	0.000%	8/1/22	1,000	997
	San Diego CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,088
[3]	San Diego CA Unified School District GO	5.500%	7/1/27	520	662
	San Diego CA Unified School District GO	0.000%	7/1/28	370	345
	San Diego CA Unified School District GO	0.000%	7/1/29	440	402
	San Diego CA Unified School District GO	0.000%	7/1/30	250	223
	San Diego CA Unified School District GO	5.000%	7/1/35	2,000	2,162
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	320	301
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	80	75
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	100	95

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	70	64
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	60	55
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	60	54
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	530	545
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	2,125	2,227
	San Diego County CA Regional Transportation Commission Sales Tax Revenue Prere.	5.000%	4/1/22	560	573
	San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,162
	San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/30	1,530	1,786
	San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,915
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,120
	San Francisco CA City & County COP	4.000%	4/1/39	1,000	1,154
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/27	605	622
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/34	1,000	1,262
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	1,700	2,060
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	1,000	1,159
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	1,500	1,808
	San Francisco CA City & County Unified School District GO	4.000%	6/15/32	965	989
	San Francisco CA City & County Unified School District GO	4.250%	6/15/33	1,000	1,027
	San Mateo Foster City School District GO	3.000%	8/1/40	750	808
[7]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	1,475	1,143
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	1,245
	Santa Clara CA Unified School District GO	3.000%	7/1/34	1,000	1,076
	Southern California Public Power Authority Revenue	5.000%	7/1/30	3,000	3,298
	Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/32	2,000	2,322
[2]	Southern California Public Power Authority Revenue (Magnolia Power Project) VRDO	0.050%	10/1/21	900	900
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,165
[6]	Stockton Public Financing Authority Revenue	5.000%	9/1/29	1,000	1,123
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,228
[8]	Union CA Elementary School District GO	0.000%	9/1/28	1,080	983
	Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,635	1,901
	University of California Medical Center Pooled Revenue VRDO	0.040%	10/1/21	1,120	1,120
	University of California Medical Center Pooled Revenue VRDO	0.070%	10/1/21	2,300	2,300
	University of California Medical Center Pooled Revenue VRDO	0.070%	10/1/21	3,500	3,500
	University of California Revenue	5.000%	5/15/28	690	742
[5]	University of California Revenue	5.000%	5/15/31	2,000	2,639
	University of California Revenue	4.000%	5/15/33	1,000	1,111
	University of California Revenue	5.000%	5/15/33	3,000	3,923
	University of California Revenue	4.000%	5/15/34	1,000	1,152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Revenue	4.000%	5/15/34	1,770	1,921
	University of California Revenue	4.000%	5/15/35	2,000	2,301
	University of California Revenue	5.000%	5/15/35	1,620	2,019
	University of California Revenue	5.000%	5/15/35	1,165	1,448
[5]	University of California Revenue	5.000%	5/15/36	2,000	2,645
[5]	University of California Revenue	5.000%	5/15/38	2,275	2,983
	University of California Revenue	4.000%	5/15/39	5,000	5,984
	University of California Revenue Prere.	5.000%	5/15/23	310	334
	University of California Revenue PUT	5.000%	5/15/23	3,960	4,263
	University of California Revenue VRDO	0.040%	10/1/21	1,600	1,600
[3,10]	West Contra Costa CA Unified School District GO	0.000%	8/1/32	1,155	944
[8]	West Contra Costa CA Unified School District GO	0.000%	8/1/34	1,225	941
					388,143
Colorado (1.0%)
[13]	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,690
	Adams 12 Five Star Schools GO	5.000%	12/15/30	2,775	3,361
	Adams County CO COP	5.000%	12/1/31	650	762
	Board of Governors of the Colorado State University System Enterprise Revenue ETM	5.000%	3/1/23	300	320
	Boulder Valley School District No. Re-2 Boulder GO	4.000%	12/1/31	3,480	4,072
	City & County of Broomfield Colorado Water Revenue	4.000%	12/1/39	1,000	1,222
	Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/21	500	502
	Colorado COP	4.000%	12/15/33	1,235	1,457
	Colorado COP	4.000%	12/15/34	1,800	2,118
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/36	175	195
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	574
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,270
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	1,178
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group) PUT	5.000%	11/19/26	1,030	1,247
	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project) ETM	0.000%	7/15/24	1,430	1,414
	Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23	2,990	3,290
	Colorado Health Facilities Authority Revenue (Commonspirit Health)	5.000%	8/1/32	2,250	2,831
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.) Prere.	5.000%	12/1/22	500	528
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/26	1,500	1,727
	Colorado Housing & Finance Authority Revenue (Single Family Mortgage)	3.000%	5/1/50	2,200	2,361

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Springs CO Utility System Revenue Prere.	5.000%	11/15/22	500	527
	Colorado Springs Utilities System Improvement Revenue	4.000%	11/15/37	2,000	2,441
[2]	Denver CO City & County VRDO	0.100%	10/1/21	4,500	4,500
	Denver CO City & County Airport Revenue	5.000%	11/15/24	1,200	1,370
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	939
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	461
	Denver CO City & County Better Denver & Zoo GO	5.000%	8/1/22	1,000	1,040
	Denver CO City & County Board of Water Commissioners Revenue	5.000%	12/15/35	1,490	2,013
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,971
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	424
	Denver CO City & County GO	5.000%	8/1/23	1,535	1,670
	Denver CO City & County GO	5.000%	8/1/29	2,245	2,926
	Denver CO City & County Revenue	4.000%	8/1/38	1,500	1,803
	Denver CO City & County School District GO	4.000%	12/1/31	1,000	1,130
	Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,403
[8]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	1,010	1,002
[8]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	2,000	1,773
[8]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	1,000	816
[9]	E-470 Public Highway Authority Colorado Revenue, SOFR + 0.350% PUT	0.384%	9/1/24	210	210
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30	2,400	2,908
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	350	370
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	500	528
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	500	528
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	520	549
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	635	671
	Garfield, Pitkin, & Eagle County CO School District GO Prere.	4.000%	12/15/25	1,000	1,147
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	4,264
	Regional Transportation District of Colorado COP	5.000%	6/1/31	1,010	1,277
	Regional Transportation District of Colorado COP	5.000%	11/1/31	1,000	1,351
	University of Colorado Enterprise System Revenue	4.000%	6/1/32	1,590	1,841
	University of Colorado Enterprise System Revenue Prere.	5.000%	6/1/22	515	531
	University of Colorado Hospital Authority Revenue	5.000%	11/15/36	1,000	1,051
					78,554
Connecticut (0.8%)
	Connecticut GO	5.000%	7/15/22	2,050	2,128
	Connecticut GO	5.000%	11/15/22	1,935	2,039
	Connecticut GO	5.000%	4/15/24	800	820
	Connecticut GO	5.000%	2/15/25	1,000	1,155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	5.000%	5/15/25	2,345	2,732
	Connecticut GO	5.000%	7/15/25	1,625	1,904
	Connecticut GO	5.000%	9/1/26	1,000	1,132
	Connecticut GO	5.000%	2/15/27	1,000	1,227
	Connecticut GO	4.000%	9/15/27	1,000	1,034
	Connecticut GO	5.000%	4/15/28	500	512
	Connecticut GO	5.000%	4/15/28	1,000	1,263
	Connecticut GO	5.000%	3/1/32	2,950	3,254
	Connecticut GO	5.000%	10/15/32	705	737
	Connecticut GO	4.000%	3/15/35	5,000	5,589
	Connecticut GO	3.000%	1/15/38	2,345	2,540
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/31	1,000	1,281
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,190
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/36	1,750	2,034
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,598
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University)	5.000%	7/1/31	850	1,091
[5]	Connecticut Health & Educational Facilities Authority Revenue (Stampord Hospital)	4.000%	7/1/35	150	173
[5]	Connecticut Health & Educational Facilities Authority Revenue (Stampord Hospital)	4.000%	7/1/36	300	345
[5]	Connecticut Health & Educational Facilities Authority Revenue (Stampord Hospital)	4.000%	7/1/37	200	230
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	700
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22	875	883
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22	900	909
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23	3,400	3,616
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.250%	2/9/24	1,000	998
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.375%	7/12/24	1,500	1,498
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	531
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/23	1,360	1,484
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	2,258
[5]	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/29	500	640
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/34	1,000	1,314
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,251
	Connecticut Special Tax Revenue (Transportation Infrastructure)	4.000%	5/1/37	2,410	2,889
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/38	2,250	2,863
	Hamden GO Prere.	5.000%	8/15/22	1,110	1,156
	Hartford County CT Metropolitan District GO	5.000%	7/15/28	1,280	1,622
	Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	2,381
	University of Connecticut GO	5.000%	2/15/27	635	727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Connecticut Revenue	5.000%	11/1/27	1,000	1,246
					64,974
Delaware (0.2%)
	Delaware GO	5.000%	2/1/25	1,010	1,165
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/30	600	742
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,612
	Delaware State Economic Development Authority Revenue (NRG Energy Projects) PUT	1.250%	10/1/25	650	654
	Delaware Transportation Authority Grant Anticipation Bonds	5.000%	9/1/29	1,780	2,296
	University of Delaware Bonds	5.000%	11/1/34	440	606
	University of Delaware Bonds	5.000%	11/1/35	500	693
	University of Delaware Bonds	5.000%	11/1/37	1,700	2,140
[2]	University of Delaware Bonds VRDO	0.090%	10/1/21	5,140	5,140
					15,048
District of Columbia (0.5%)
	District of Columbia GO	5.000%	10/1/21	3,500	3,500
	District of Columbia GO	5.000%	10/15/22	1,300	1,365
	District of Columbia GO	5.000%	6/1/25	1,235	1,440
	District of Columbia GO	5.000%	6/1/29	3,780	4,238
	District of Columbia GO	5.000%	6/1/32	1,000	1,192
	District of Columbia GO	5.000%	6/1/34	1,320	1,595
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,169
	District of Columbia Income Tax Revenue	5.000%	12/1/24	1,350	1,425
	District of Columbia Income Tax Revenue	5.000%	12/1/26	655	660
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/39	720	772
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/40	1,000	1,183
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,632
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	1,125	1,327
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	2,000	2,252
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	2,325	3,082
[12]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/36	525	372
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,240	2,789
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	754
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	1,141
	Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,315
	Washington Convention & Sports Authority Revenue	4.000%	10/1/34	1,115	1,330
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/23	1,000	1,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/25	1,000	1,171
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/34	2,825	3,671
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/38	2,000	2,560
					44,020
Florida (2.2%)
	Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,080
	Broward County FL Airport System Revenue Prere.	5.000%	10/1/22	400	419
	Broward County FL Airport System Revenue Prere.	5.500%	10/1/23	1,000	1,104
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/33	540	662
[4]	Capital Trust Agency Florida Educational Facilities Revenue (Academir Charter Schools Project)	2.500%	7/1/31	495	490
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	460
[3]	Central FL Expressway Authority Revenue	4.000%	7/1/35	1,000	1,219
[3]	Central FL Expressway Authority Revenue	4.000%	7/1/38	1,000	1,206
[3]	Central FL Expressway Authority Revenue	2.500%	7/1/40	1,000	1,024
	Central Florida Expressway Authority Revenue	4.000%	7/1/32	1,015	1,153
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	1,133
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,075	1,315
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,902
	Florida Board of Education Lottery Revenue	4.000%	7/1/27	1,230	1,262
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24	625	675
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/27	1,255	1,285
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29	1,365	1,398
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/32	1,675	1,871
[5]	Florida Capital Improvement Revenue (Student Housing Project)	5.000%	7/1/29	1,310	1,601
[4]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/29	205	230
[4]	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/29	400	473
[4]	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/30	475	559
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/30	220	244
	Florida Development Finance Corp. Healthcare Facilities Revenue (Lakeland Regional Health Systems)	4.000%	11/15/36	2,195	2,669
	Florida GO	4.000%	6/1/27	1,455	1,541

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida GO	5.000%	7/1/27	1,440	1,740
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	883
	Florida Higher Educational Facilities Financial Authority Revenue (Rollins College Projects)	4.000%	12/1/36	1,750	2,053
	Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	3,229
	Florida Municipal Power Agency Revenue	3.000%	10/1/33	1,000	1,089
	Florida State Department of Transportation Right of Way Acquisition Revenue	5.000%	7/1/23	5,130	5,557
	Florida State Turnpike Authority Revenue	2.000%	7/1/41	1,470	1,391
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,115
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,573
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/41	210	226
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/28	500	556
	Hillsborough County FL School Board (Master Lease Program) COP Prere.	5.000%	7/1/22	1,650	1,710
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26	1,005	1,212
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	1,955	2,249
	Jacksonville FL Electric Authority Electric System Revenue Prere.	5.000%	10/1/23	1,160	1,269
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,376
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,827
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,410
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,310
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,864
	Jacksonville FL Special Revenue	5.000%	10/1/28	1,640	2,083
	Jacksonville FL Special Revenue	5.000%	10/1/32	500	523
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,772
	Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/34	1,000	1,163
	Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,405
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,893
	JEA FL Electric System Revenue	5.000%	10/1/37	2,000	2,088
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,275
	Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31	880	908
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,791
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.000%	11/15/30	465	540
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/39	1,655	2,037
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,127
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,186
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,759
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,240
[3,4]	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	1,325	1,634
[3,4]	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	1,000	1,213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,850	2,206
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,192
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/36	1,000	1,182
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,381
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/34	705	802
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	860	963
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	933
	Miami-Dade County FL GO	5.000%	7/1/24	1,000	1,127
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children's Hospital)	5.000%	8/1/25	1,000	1,083
	Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32	1,750	2,053
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,585
	Miami-Dade County FL School Board GO	5.000%	3/15/31	3,155	3,366
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/39	2,000	2,365
	Miami-Dade County FL Seaport Revenue Prere.	5.750%	10/1/23	2,610	2,897
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/22	1,645	1,723
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	1,255	1,568
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	1,265	749
	Miami-Dade County FL Special Obligation Revenue Prere.	5.000%	10/1/22	1,000	1,048
	Miami-Dade County FL Special Obligation Revenue Prere.	5.000%	10/1/22	500	524
	Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31	1,400	1,598
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	2,060	2,159
	Miami-Dade County FL Water & Sewer System Revenue	4.000%	10/1/38	2,125	2,539
	Miami-Dade County FL Water & Sewer System Revenue Prere.	5.000%	10/1/22	2,525	2,647
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,175
	North Sumter County Utility Dependent District Utility Revenue	5.000%	10/1/37	2,505	3,214
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,810
	Orange County FL School Board COP	5.000%	8/1/32	1,000	1,370
	Orange County FL School Board COP	5.000%	8/1/33	6,105	7,266
[3]	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	1,535	1,907
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/28	1,000	1,001
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	631
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,419
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group) Prere.	5.000%	12/1/24	560	642
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,245	1,479

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,795
Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,742
Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	2.625%	6/1/25	165	169
Panama City Beach FL Capital Improvement Revenue	5.000%	11/1/32	375	490
Port St. Lucie FL Utility System Revenue	4.000%	9/1/32	1,440	1,652
Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,346
Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,129
South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,145
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,338
St. Johns County FL Industrial Development Authority Revenue (Vicars Landing Project)	4.000%	12/15/36	1,000	1,107
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	1,093
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program) Prere.	5.000%	9/1/23	1,000	1,091
Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,131
Tallahassee FL Health Facilities System Revenue (Memorial Healthcare Projects)	5.000%	12/1/40	1,000	1,118
Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,153
Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	852
Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,433
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,436
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	208
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	1,575	1,618
Tampa FL Hospital Revenue	5.000%	7/1/23	750	776
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	251
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	313
Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/21	1,275	1,275
Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	1,150
Tohopekaliga FL Water Authority Utility System Revenue Prere.	5.750%	10/1/21	500	500
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	1,052
Volusia County FL School Board COP	5.000%	8/1/25	1,025	1,156
Volusia County FL School Board COP	5.000%	8/1/25	1,650	1,929
Volusia County FL School Board COP	5.000%	8/1/29	1,000	1,292
				182,595
Georgia (1.3%)
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,105
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,201
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	1,500	1,506
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,499
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/36	500	581
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	1,320	1,625
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/27	410	501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation) ETM	5.000%	7/1/27	100	123
[5]	City of Atlanta Airport General Revenue	5.000%	7/1/22	1,675	1,735
[5]	City of Atlanta Airport General Revenue	5.000%	7/1/23	1,000	1,083
[5]	City of Atlanta Airport General Revenue	4.000%	7/1/41	2,015	2,395
	City of Dalton GA Utilities Revenue	4.000%	3/1/37	1,450	1,697
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24	400	427
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,335
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	969
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	502
	Forsyth County GA GO	5.000%	9/1/23	2,000	2,183
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,891
[4,5]	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/41	1,000	1,068
	Fulton County GA Water & Sewer Revenue	4.000%	1/1/34	4,000	4,167
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/40	1,000	1,168
	Georgia GO	5.000%	7/1/24	1,500	1,694
	Georgia GO	5.000%	7/1/24	1,000	1,129
	Georgia GO	5.000%	7/1/25	1,100	1,288
	Georgia GO	5.000%	2/1/30	1,500	1,830
	Georgia GO	5.000%	7/1/30	2,530	3,359
	Georgia GO	5.000%	8/1/33	5,000	6,575
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/33	1,335	1,726
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	600	692
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	420
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,886
	Gwinnett County GA School District GO	5.000%	2/1/28	500	576
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22	525	536
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/33	500	620
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/37	250	346
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	500	697
[2]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	6,210	6,600
[2]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23	6,245	6,686
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24	1,475	1,625
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	2,900	3,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/28	3,690	4,357
	Metropolitan Atlanta GA Rapid Transit Authority Revenue (Third Indenture)	5.000%	7/1/43	2,000	2,306
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,410	1,684
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	2,139
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	5,210	6,344
	Milledgeville & Baldwin County GA Development Authority Revenue (Georgia College & State University Projects)	5.000%	6/15/31	600	800
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,781
[6]	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,495	1,779
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	2,216
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,715	1,930
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,482
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/32	500	616
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/33	180	221
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/36	600	732
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	712
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	810	1,001
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	800	975
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/39	2,000	2,425
	Private Colleges & University Authority of Georgia Revenue (Emory University)	4.000%	9/1/36	2,000	2,407
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	1,011
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,337
					109,611
Guam (0.1%)
	Guam Business Privilege Tax Revenue	5.000%	11/15/29	865	990
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	853
[5]	Guam Government Business Privilege Tax Revenue	4.000%	1/1/36	650	750
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/23	1,000	1,078
	Guam Government Waterworks Authority Water & Waste Water System Revenue Prere.	5.250%	7/1/23	1,305	1,415
	Guam International Airport Authority Revenue ETM	5.000%	10/1/21	465	465
[3]	Guam Power Authority Revenue	5.000%	10/1/30	255	265
					5,816
Hawaii (0.6%)
[5]	City & County of Honolulu GO	5.000%	11/1/27	1,000	1,188
	City & County of Honolulu GO	4.000%	7/1/41	1,000	1,193
	Hawaii Airports System Revenue	5.000%	7/1/29	1,785	2,303
	Hawaii Airports System Revenue	5.000%	7/1/30	1,000	1,314
	Hawaii Airports System Revenue	5.000%	7/1/31	2,000	2,610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hawaii Airports System Revenue	4.000%	7/1/38	2,500	2,940
	Hawaii GO	5.000%	12/1/21	375	378
	Hawaii GO	5.000%	8/1/24	1,765	1,998
	Hawaii GO	5.000%	8/1/25	1,500	1,696
	Hawaii GO	5.000%	10/1/25	1,575	1,856
	Hawaii GO	5.000%	1/1/29	1,370	1,713
	Hawaii GO	5.000%	8/1/29	3,500	3,792
	Hawaii GO	5.000%	8/1/29	830	934
	Hawaii GO	4.000%	8/1/32	5,000	5,463
	Hawaii GO	5.000%	1/1/33	1,575	1,947
	Hawaii GO	5.000%	1/1/36	4,115	5,020
	Hawaii GO Prere.	5.000%	12/1/21	310	312
	Hawaii GO Prere.	5.000%	12/1/21	190	191
	Honolulu HI City & County GO	5.000%	7/1/24	2,000	2,256
	Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,171
	Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,683
	Honolulu HI City & County GO	4.000%	10/1/32	1,000	1,121
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	2,000	2,340
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	1,000	1,170
	Maui County HI GO	2.000%	3/1/41	1,000	955
	University of Hawaii Revenue Bonds	4.000%	10/1/33	1,200	1,450
					51,994
Idaho (0.1%)
	Idaho Airport Revenue & Refunding Bonds	5.000%	9/1/35	1,040	1,365
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	1,975
[2]	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project) VRDO	0.080%	10/1/21	800	800
	Idaho Housing & Finance Association Grant Revenue	5.000%	7/15/35	750	982
					5,122
Illinois (2.5%)
	Chicago IL Board of Education GO	5.000%	12/1/21	1,000	1,007
[8]	Chicago IL Board of Education GO	5.250%	12/1/21	540	544
	Chicago IL Board of Education GO	5.000%	12/1/23	1,000	1,094
	Chicago IL Board of Education GO	5.000%	12/1/24	700	793
	Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,699
	Chicago IL Board of Education GO	7.000%	12/1/26	500	624
[8]	Chicago IL Board of Education GO	0.000%	12/1/28	1,000	889
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,426
[8]	Chicago IL Board of Education GO	0.000%	12/1/29	520	450
[8]	Chicago IL Board of Education GO	0.000%	12/1/30	1,350	1,134
[3]	Chicago IL Board of Education GO	5.000%	12/1/30	1,250	1,552
[8]	Chicago IL Board of Education GO	0.000%	12/1/31	1,550	1,264
	Chicago IL Board of Education GO	5.000%	12/1/33	725	911
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,362
	Chicago IL Board of Education GO	5.000%	4/1/36	1,270	1,527
	Chicago IL GO	5.000%	1/1/24	520	570
	Chicago IL GO	5.000%	1/1/26	335	379
	Chicago IL GO	5.125%	1/1/27	100	113
	Chicago IL GO	5.000%	1/1/28	1,090	1,330
	Chicago IL GO	5.250%	1/1/28	200	226
	Chicago IL GO	5.000%	1/1/31	1,500	1,881
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,185
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	500	504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Midway Airport Revenue	5.000%	1/1/26	240	254
	Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	303
	Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	212
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,157
	Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,060
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,330	3,796
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,140	1,343
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,000	1,177
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,060	1,208
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	507
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,139
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	2,430	3,088
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,000	3,533
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	2,172
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,835	3,593
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/38	1,000	1,166
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,080	1,331
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,230
[6]	Chicago IL Park District GO	5.000%	1/1/29	1,000	1,259
[6]	Chicago IL Park District GO	5.000%	1/1/32	1,225	1,402
[6]	Chicago IL Park District GO	5.000%	1/1/33	1,000	1,206
	Chicago IL Transit Authority Revenue (Sales Tax Receipts)	5.250%	12/1/49	1,500	1,715
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,209
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,580	1,732
[8]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	1,225	1,492
	Chicago IL Water Revenue	5.000%	11/1/39	1,000	1,112
	Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,117
	Chicago Park District GO	5.000%	1/1/31	460	497
	Chicago Park District GO Prere.	5.000%	1/1/24	540	596
	Cook County IL Community College District GO	5.250%	12/1/32	1,000	1,080
	Cook County IL GO	5.250%	11/15/25	1,000	1,006
[3]	Cook County IL GO	5.000%	11/15/26	1,545	1,887
	Cook County IL GO	5.250%	11/15/28	565	568
[3]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/37	500	544
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College)	3.000%	12/15/35	2,500	2,735
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	1,550	1,753
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,550	2,884

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,000	2,262
	Illinois Finance Authority Revenue (Ascension Health Credit Group) Prere.	5.000%	11/15/21	500	503
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/33	500	568
	Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/35	1,000	1,314
	Illinois Finance Authority Revenue (Centegra Health System) Prere.	5.000%	9/1/24	1,300	1,475
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	1,000	1,210
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,185
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,183
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/36	1,000	1,175
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	1,141
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	1,137
[2]	Illinois Finance Authority Revenue (Northshore University Health System) VRDO	0.090%	10/1/21	945	945
	Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/35	1,000	1,170
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	3.000%	7/15/40	1,000	1,063
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/33	1,000	1,110
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/24	75	84
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/26	165	196
	Illinois Finance Authority Revenue (Presence Health Network)	5.000%	2/15/41	3,370	4,012
	Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,126
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,203
	Illinois Finance Authority Revenue (Trinity Health Corp.) Prere.	5.000%	12/1/21	500	504
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	500	500
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33	1,500	2,094
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	1,000	1,130
	Illinois GO	5.000%	11/1/21	3,415	3,427
	Illinois GO	5.000%	8/1/22	1,000	1,038
	Illinois GO	5.000%	10/1/22	1,290	1,349
	Illinois GO	5.000%	11/1/22	2,300	2,414
	Illinois GO	5.000%	11/1/22	1,000	1,050
	Illinois GO	5.000%	2/1/23	540	573
	Illinois GO	5.000%	3/1/23	750	798
	Illinois GO	5.000%	11/1/23	1,000	1,093
	Illinois GO	4.000%	3/1/24	750	812
	Illinois GO	5.500%	7/1/24	1,100	1,196
	Illinois GO	5.000%	8/1/24	1,500	1,556
	Illinois GO	5.000%	10/1/24	1,470	1,660
	Illinois GO	5.000%	11/1/24	1,785	2,022

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Illinois GO	5.000%	3/1/26	1,125	1,146
	Illinois GO	5.000%	2/1/28	1,690	2,014
	Illinois GO	5.000%	10/1/28	2,000	2,469
	Illinois GO	5.000%	11/1/28	1,000	1,209
	Illinois GO	5.000%	11/1/29	1,000	1,199
	Illinois GO	5.250%	2/1/30	1,900	2,088
	Illinois GO	5.250%	7/1/31	1,000	1,067
	Illinois GO	4.125%	10/1/36	500	581
	Illinois GO	4.000%	10/1/40	700	796
	Illinois Housing Development Authority Revenue	3.000%	10/1/50	4,810	5,210
[3,14]	Illinois Regional Transportation Authority Revenue	6.250%	7/1/23	500	552
[6]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,000	1,180
	Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,207
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,204
	Illinois Sports Facilities Authority (State Tax Supported)	5.000%	6/15/29	1,075	1,317
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,058
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,490	1,889
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,500	4,559
	Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	2,019
	Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	529
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,457
	Illinois Toll Highway Authority Revenue	5.000%	1/1/38	3,715	4,205
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	2,150	2,737
[3]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/33	250	290
[3]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	910	865
[3]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	1,195	1,111
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	2,505	2,959
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	2,205	1,895
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	1,000	664
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	873
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/28	1,500	1,549
[3,10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/29	400	476
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	1,540	1,262
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	360	291
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	1,215	965
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	1,130	873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	1,790	1,364
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/35	900	657
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	1,075	737
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	700	473
[5]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	1,000	665
[5]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/38	1,000	652
[5]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	4.000%	12/15/42	1,000	1,136
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,283
[6]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/34	500	593
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26	1,560	1,867
	Regional Transportation Authority Illinois GO	5.000%	6/1/31	1,785	2,120
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,121
	Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/29	1,500	1,896
[6]	Sangamon County Springfield School District No. 186 GO ETM	5.000%	2/1/23	445	473
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,243
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/30	1,275	1,627
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/31	120	132
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/33	10	11
[6]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	879
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,200	1,257
					200,756
Indiana (0.7%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	516
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,110	1,341
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,748
	Carmel IN Local Public Improvement Bond Bank (Special Program Bonds)	4.000%	1/15/35	1,000	1,159
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	978
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,595
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	860
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	589
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,283
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group) Prere.	5.000%	3/1/22	690	704
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	1,175	1,449
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,871
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,388
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,904
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/24	1,645	1,802
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25	650	734
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,254
[2]	Indiana Finance Authority Revenue (Stadium Project) VRDO	0.090%	10/1/21	6,000	6,000
	Indiana Finance Authority Revenue (State Revolving Fund) Prere.	5.000%	2/1/23	500	532
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/30	1,500	1,981
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/32	500	523
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/41	1,000	1,082
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,683
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,214
	Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	5,424
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,460	1,816
	Indianapolis IN Gas Utilities Distribution System (Citizens Energy Group)	5.000%	8/15/23	3,250	3,536
	Indianapolis Local Public Improvement Bond	5.000%	6/1/31	2,500	3,278
	Indianapolis Local Public Improvement Bond Bank (Cityway 1 Project)	5.000%	2/1/32	1,345	1,478
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,390	1,584
	Ivy IN Tech Community College Revenue	5.000%	7/1/32	870	1,076
	Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	1,086
	Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	720	788
	Silver Creek IN School Building Corp. (Valorem Property)	3.000%	1/15/35	1,200	1,317
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,279
					58,013
Iowa (0.2%)
	Des Moines IA Stormwater Management Utility Revenue (Capital Loan Notes)	5.000%	6/1/23	1,000	1,079
	Iowa City IA Community School District GO	3.000%	6/1/30	3,725	4,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Finance Authority Health Facilities Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,488
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22	125	127
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	2,120	2,314
	Iowa Finance Authority Revenue	5.000%	8/1/38	1,345	1,735
	Iowa Finance Authority Revenue	5.000%	8/1/40	1,000	1,314
	Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/35	1,250	1,572
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/36	700	834
	Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,182
					15,741
Kansas (0.2%)
	Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	1,000	1,157
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/22	1,000	1,038
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	700	793
	Kansas Development Finance Authority Revenue	5.000%	5/1/25	1,345	1,444
	Kansas Development Finance Authority Revenue	5.000%	5/1/27	1,585	1,698
	Kansas Development Finance Authority Revenue	5.000%	4/1/32	1,325	1,413
[2]	Kansas Development Finance Authority Revenue VRDO	0.080%	10/1/21	1,200	1,200
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	407
	Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/23	1,565	1,706
	Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/33	2,090	2,289
	University of Kansas Hospital Authority Health Facilities Refunding & Improvement Bonds	4.000%	9/1/40	1,000	1,097
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.) Prere.	5.000%	11/15/21	500	503
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue Prere.	5.000%	9/1/22	1,000	1,044
					15,789
Kentucky (0.5%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	1,009
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/34	225	269
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/29	1,980	2,499
[8]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	1,220	1,151
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,903
[8]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	1,000	1,160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	1,000	1,226
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24	9,220	9,962
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	6,760	7,445
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	775	863
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	1,095	1,221
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26	1,790	2,047
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	3,200	3,743
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/22	810	806
	Kentucky State Property & Building Commission Revenue	5.000%	9/1/22	1,500	1,566
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project) Prere.	5.000%	7/1/23	1,000	1,083
[5]	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/30	460	582
[5]	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/31	250	322
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives) Prere.	5.000%	6/1/22	1,000	1,031
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/33	1,500	1,502
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	531
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	1,062
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project) Prere.	5.000%	4/1/23	1,050	1,124
					44,107
Louisiana (0.5%)
	Bossier City LA Utilities Revenue	5.000%	10/1/22	500	523
	Bossier City LA Utilities Revenue	5.000%	10/1/23	595	648
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/28	1,000	1,014
	East Baton Rouge Parish LA Industrial Development Board Inc. (ExxonMobil Project) VRDO	0.080%	10/1/21	11,700	11,700
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/31	1,000	1,021
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/32	850	868
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/34	330	337
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/35	390	398
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,303
	Louisiana Gasoline & Fuel Tax Revenue	4.500%	5/1/39	2,665	2,977
	Louisiana Gasoline & Fuel Tax Revenue PUT	0.600%	5/1/23	1,000	1,001
	Louisiana GO	5.000%	3/1/29	2,520	3,242
[6]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	1,315	1,643

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project) Prere.	5.000%	10/1/24	1,235	1,403
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,516
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/37	1,270	1,603
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Projects) PUT	5.000%	5/15/25	220	253
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	1,000	1,079
	Louisiana State University Revenue	5.000%	7/1/23	455	491
[3]	New Orleans LA Aviation Board Revenue	5.000%	10/1/27	875	1,077
	New Orleans LA GO	5.000%	12/1/31	500	526
	St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,755	1,795
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	715	738
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	725	762
[5]	Tangipahoa Parish LA Hospital Service District No. 1 (North Oaks Health System Project)	4.000%	2/1/36	2,000	2,308
					40,226
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	552
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	740
[3]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/36	150	181
	Maine Municipal Bond Bank	4.000%	11/1/38	800	972
	Maine Municipal Bond Bank (Department of Transportation)	5.000%	9/1/32	1,265	1,644
	Portland ME General Airport Revenue	4.000%	1/1/39	820	932
					5,021
Maryland (1.4%)
	Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,275
	Anne Arundel County MD GO	5.000%	10/1/23	3,115	3,412
	Anne Arundel County MD GO	5.000%	10/1/23	1,155	1,265
	Anne Arundel County MD GO	5.000%	4/1/25	3,145	3,647
	Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,710
	Anne Arundel County MD GO	5.000%	4/1/33	1,000	1,149
	Baltimore County MD GO	5.000%	3/1/24	400	446
	Baltimore County MD GO	4.000%	3/1/30	1,200	1,399
	Baltimore County MD GO	5.000%	3/1/33	1,000	1,329
	Baltimore County MD GO	5.000%	3/1/33	3,035	3,861
	Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/32	1,275	1,625
	Baltimore MD Consolidated Public Improvement GO Prere.	5.000%	10/15/22	650	683
	Baltimore MD Project Revenue	5.000%	7/1/24	2,095	2,363
	Harford County MD GO	5.000%	10/1/26	1,250	1,519
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/29	1,000	992
	Maryland Department of Transportation Revenue	4.000%	12/1/23	1,905	1,916

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,472
	Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,890
	Maryland GO	5.000%	3/15/22	1,000	1,022
	Maryland GO	5.000%	8/1/22	1,790	1,862
	Maryland GO	5.000%	8/1/22	1,500	1,560
	Maryland GO	5.000%	3/15/23	1,145	1,225
	Maryland GO	4.000%	8/1/23	3,155	3,374
	Maryland GO	5.000%	8/1/23	1,920	2,088
	Maryland GO	5.000%	8/1/23	1,670	1,816
	Maryland GO	5.000%	3/15/24	1,100	1,227
	Maryland GO	5.000%	8/1/25	9,380	10,998
	Maryland GO	5.000%	3/15/26	1,235	1,477
	Maryland GO	4.000%	8/1/26	1,970	2,104
	Maryland GO	4.000%	3/1/29	3,000	3,047
	Maryland GO	4.000%	6/1/29	2,000	2,183
	Maryland GO	3.250%	8/1/30	1,000	1,048
	Maryland GO	5.000%	8/1/31	5,000	6,292
	Maryland GO	5.000%	3/15/32	2,750	3,507
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,368
[5]	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/28	165	203
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/27	500	517
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	905
	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System Obligated Group) Prere.	5.000%	7/1/22	500	518
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center Inc.)	5.000%	7/1/33	1,215	1,377
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/29	270	338
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	1,170
	Maryland State Department of Transportation	5.000%	9/1/22	7,500	7,833
[5]	Maryland State Local Facilities GO	4.000%	3/1/29	1,000	1,190
	Maryland State Local Facilities GO	4.000%	8/1/36	5,000	6,144
	Maryland State Transportation Authority Projects Revenue	2.000%	7/1/35	1,500	1,487
	Montgomery County MD GO	5.000%	11/1/22	1,000	1,052
	Montgomery County MD GO	5.000%	11/1/22	1,275	1,342
	Montgomery County MD GO	4.000%	11/1/28	2,390	2,834
	Montgomery County MD GO	4.000%	12/1/30	1,555	1,722
	Montgomery County MD GO Prere.	4.000%	11/1/24	1,000	1,113
	Montgomery County MD GO Prere.	5.000%	11/1/24	1,000	1,143
	Prince Georges County MD Public Improvement Bonds GO	5.000%	7/1/23	3,375	3,657
[5]	Washington MD Suburban Sanitary Commission GO	5.000%	6/1/22	1,000	1,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington MD Suburban Sanitary Commission GO	4.000%	6/15/33	1,000	1,167
					116,894
Massachusetts (1.4%)
	Commonwealth of Massachusetts GO	5.000%	10/1/22	7,930	8,310
	Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/27	2,880	3,451
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/22	495	514
[8]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/25	2,530	3,005
[8]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	410	504
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,288
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,285	1,852
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	1,000	1,211
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	4,073
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	1,915	2,298
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,389
	Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23	1,110	1,175
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	2,100
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,533
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,318
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/29	5,000	6,571
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	624
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/28	200	249
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,479
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/32	525	608
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,333
	Massachusetts GO	5.000%	8/1/22	1,000	1,040
	Massachusetts GO	5.000%	11/1/22	1,900	1,999
	Massachusetts GO	5.250%	8/1/23	525	573
	Massachusetts GO	5.000%	12/1/23	1,520	1,676
	Massachusetts GO	5.000%	9/1/25	3,850	4,530
	Massachusetts GO	5.000%	5/1/29	2,180	2,342
[5]	Massachusetts GO	5.000%	9/1/29	5,000	6,505
	Massachusetts GO	5.000%	5/1/31	1,675	1,798
	Massachusetts GO	5.000%	9/1/31	1,500	2,018
	Massachusetts GO	5.250%	1/1/34	2,665	3,428
	Massachusetts GO	5.000%	7/1/35	1,000	1,158
	Massachusetts GO	3.500%	5/1/37	2,000	2,076
	Massachusetts GO	3.000%	11/1/39	1,500	1,640
	Massachusetts GO	2.000%	3/1/41	1,000	952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Massachusetts GO, 67% of 3M USD LIBOR + 0.550%	0.634%	11/1/25	1,380	1,381
	Massachusetts Port Authority Revenue	5.000%	7/1/35	2,400	3,053
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/23	645	672
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	610	711
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	600	671
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,530
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37	1,860	2,161
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/22	3,500	3,647
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	2/15/24	1,500	1,667
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	4.750%	8/15/25	165	192
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	1,010	1,187
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	355	416
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	890	1,044
[8]	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26	510	610
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,040	1,207
[8]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	890	801
	Massachusetts Water Resources Authority Revenue	4.000%	8/1/22	5,250	5,417
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/38	7,465	9,659
	Massachusetts Water Resources Authority Revenue	4.000%	8/1/40	1,000	1,088
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/40	3,000	3,572
					117,306
Michigan (1.4%)
[15]	Battle Creek MI School District GO	5.000%	5/1/25	535	621
	Birmingham MI City School District GO	5.000%	5/1/22	740	761
[15]	Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,175
[15]	Dearborn MI School District GO	5.000%	5/1/34	1,200	1,316
[3,15]	Detroit MI City School District GO	5.250%	5/1/28	615	785
[3]	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	1,120	1,245
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/22	455	471
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23	1,050	1,087
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue Prere.	5.000%	7/1/22	1,000	1,036
[3]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	1,050	1,296
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	2,269
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,522

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,518
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	1,645	1,961
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,230
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	1,030	1,239
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,820
[3]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	1,000	1,127
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,689
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/36	1,000	1,188
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	633
[15]	Hudsonville MI Public Schools GO	5.000%	5/1/31	420	513
	Ingham County MI Building Authority	3.000%	5/1/34	3,900	4,248
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	970	1,200
[15]	Lake Orion MI Community School District GO	5.000%	5/1/38	4,070	5,119
[3,15]	Lincoln MI Consolidated School District GO	5.000%	5/1/24	1,000	1,122
[15]	Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,952
	Michigan Building Authority Revenue	5.000%	10/15/32	1,395	1,670
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,169
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,470
	Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,145
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) Prere.	5.000%	12/1/21	920	927
[9]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group), SIFMA Municipal Swap Index Yield + 0.850% PUT	0.900%	12/1/24	1,500	1,521
[9]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group), SIFMA Municipal Swap Index Yield + 0.900% PUT	0.950%	12/1/25	500	510
	Michigan Finance Authority Revenue	5.000%	10/1/22	500	502
	Michigan Finance Authority Revenue	5.000%	11/1/28	1,055	1,337
	Michigan Finance Authority Revenue	4.000%	11/1/32	1,740	2,091
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	3,239
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/35	605	771
[3]	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	1,000	1,035
[3]	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23	1,000	1,081
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	870
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,683
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,120
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,468
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	1,022
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	1,188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	2,156
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27	500	526
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36	500	524
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	2,165	2,269
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,515
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund) Prere.	5.000%	10/1/22	1,000	1,048
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund) Prere.	5.000%	10/1/22	500	524
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/37	1,000	1,183
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/50	1,940	2,129
	Michigan State Trunk Line Fund (Rebuilding Michigan Program)	4.000%	11/15/39	5,000	5,946
	Michigan State Trunk Line Fund Bonds (Rebuilding Michigan Program)	4.000%	11/15/38	3,170	3,835
	Michigan State Trunk Line Fund Bonds (Rebuilding Michigan Program)	4.000%	11/15/40	5,000	5,995
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,460
	Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,482
[15]	Roseville MI School District GO Prere.	5.000%	5/1/25	1,665	1,933
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/25	1,450	1,611
[15]	Saginaw City School District GO	4.000%	5/1/34	1,030	1,260
[15]	Saline MI Area Schools GO	5.000%	5/1/23	1,100	1,182
	University of Michigan Revenue	5.000%	4/1/32	2,020	2,462
[3]	University of Michigan Revenue	5.000%	11/15/32	590	775
[3]	University of Michigan Revenue	5.000%	11/15/33	200	262
[3]	University of Michigan Revenue	5.000%	11/15/38	350	451
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	1,024
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,528
					110,042
Minnesota (0.5%)
	Bloomington MN Independent School District No. 271 GO	5.000%	2/1/22	2,010	2,042
	Duluth MN Economic Development Authority Revenue (Benedictine Health System)	4.000%	7/1/31	1,625	1,777
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/27	365	438
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	429
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	532
	Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	1,855	1,970
	Minnesota GO	5.000%	8/1/22	1,500	1,560
	Minnesota GO	5.000%	8/1/24	1,615	1,829
	Minnesota GO	5.000%	8/1/25	1,500	1,760
	Minnesota GO	5.000%	8/1/25	2,170	2,546
	Minnesota GO	5.000%	8/1/27	1,005	1,178
	Minnesota GO	5.000%	8/1/28	3,000	3,825
	Minnesota GO	5.000%	9/1/30	1,235	1,520

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	657
Minnesota Housing Finance Agency (Housing Infrastructure)	4.000%	8/1/36	1,500	1,793
Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47	952	975
Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/25	2,480	2,865
Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,215
Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,295
St. Francis MN Independent School District No. 15 GO	5.000%	2/1/26	385	409
St. Francis MN Independent School District No. 15 GO	5.000%	2/1/27	485	515
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/29	515	537
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/30	550	573
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/32	775	806
University of Minnesota Revenue	5.000%	4/1/23	1,115	1,195
West St. Paul MN Independent School District No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,162
White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/30	1,150	1,276
				36,679
Mississippi (0.6%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue VRDO	0.040%	10/1/21	1,400	1,400
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue VRDO	0.080%	10/1/21	9,840	9,840
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue VRDO	0.080%	10/1/21	22,860	22,860
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	0.040%	10/1/21	1,250	1,250
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,580
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/27	500	616
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/30	1,765	2,135
Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,847
Mississippi GO	5.000%	11/1/29	1,000	1,171
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	1,031
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	787

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	260	328
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,226
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	1,128
	Mississippi State Gaming Tax Revenue	5.000%	10/15/32	2,000	2,485
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	703
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	515	628
	Mississippi State University Educational Building Corp. Revenue Prere.	5.000%	8/1/23	1,000	1,087
					52,102
Missouri (0.5%)
	Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/35	1,790	2,129
[5]	Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue (St. Francis Healthcare System)	4.000%	6/1/37	1,680	1,926
[3]	Columbia MO Water & Electric System Revenue	3.000%	10/1/31	1,285	1,413
	Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,331
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,705
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,215	1,385
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,258
	Kansas City MO Special Obligation Bonds (Missouri Projects)	5.000%	4/1/34	1,000	1,292
	Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33	1,505	1,616
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	636
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/41	4,145	4,611
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/30	1,000	1,076
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/34	880	943
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/25	1,480	1,658
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,050	1,302
	Missouri Health & Educational Facilities Authority Revenue	4.000%	7/1/37	1,000	1,205
	Missouri Health & Educational Facilities Authority Revenue PUT	4.000%	5/1/26	2,300	2,643
	Missouri Health & Educational Facilities Authority Revenue PUT	5.000%	5/1/28	2,100	2,615

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,270
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,700
	Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/23	1,000	1,064
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	1,425	1,641
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	1,010	1,194
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/40	1,655	1,946
[3]	St. Louis MO Parking Revenue	5.000%	12/15/23	715	788
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,147
					41,494
Montana (0.0%)
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	975
Multiple States (0.1%)
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,545	1,647
[4,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,970	2,102
[4,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,940	2,050
[4,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,370	1,456
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	480	542
[4,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,280	1,357
					9,154
Nebraska (0.5%)
	Central Plains Energy Project Nebraska Gas Project Revenue PUT	5.000%	1/1/24	280	306
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,221
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,000	1,436
[2]	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25	7,315	8,203
	District Energy Corp. NB Facility Revenue	5.000%	7/1/32	810	1,074
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project) Prere.	5.000%	11/1/21	750	753
	Lincoln NE Electric System Revenue Prere.	5.000%	9/1/22	135	141
	Lincoln NE Electric System Revenue Prere.	5.000%	9/1/22	275	287
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31	345	353
[5]	Nebraska Public Power District Revenue	5.000%	1/1/23	1,500	1,588
	Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,012
	Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,517
	Nebraska Public Power District Revenue	4.250%	1/1/35	5,615	5,670
[5]	Nebraska Public Power District Revenue	5.000%	1/1/38	2,595	3,308
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/29	1,420	1,674

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omaha NE Public Power District Electric Revenue Prere.	5.000%	2/1/22	4,500	4,571
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,841
	Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/35	1,000	1,181
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/24	1,785	1,916
					39,052
Nevada (0.6%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	667
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,483
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center) Prere.	5.000%	9/1/22	1,740	1,813
	Clark County NV Airport Improvement Revenue	5.000%	7/1/30	2,095	2,684
	Clark County NV GO	4.000%	6/1/32	1,505	1,735
	Clark County NV GO	4.000%	7/1/32	2,190	2,530
	Clark County NV GO	5.000%	7/1/33	1,000	1,056
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,764
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,303
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/31	1,100	1,403
[3]	Clark County NV School District GO	5.000%	6/15/27	3,000	3,691
[3]	Clark County NV School District GO	4.000%	6/15/33	1,820	2,089
[6]	Clark County NV School District GO	3.000%	6/15/34	1,000	1,097
[6]	Clark County NV School District GO	3.000%	6/15/37	1,000	1,083
	Clark County NV School District GO	3.000%	6/15/38	1,000	1,070
	Clark County NV School District GO	3.000%	6/15/40	1,600	1,696
[3]	Clark County NV School District GO	4.000%	6/15/40	850	996
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,190	1,337
	Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,311
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,217
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,253
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	1,500	1,875
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	3,045	3,582
	Nevada GO	5.000%	4/1/22	1,740	1,782
	Nevada GO	5.000%	11/1/23	1,465	1,609
	Nevada GO	5.000%	11/1/25	1,015	1,176
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,906
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	295
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	300
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	297
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	296
	Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34	1,510	1,796
					50,192
New Hampshire (0.1%)
	National Finance Authority NH Revenue	4.125%	1/20/34	2,541	3,021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/43	2,855	3,315
					6,336
New Jersey (2.0%)
	Bergen County NJ GO	5.000%	10/15/21	1,490	1,492
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/27	1,400	1,536
	Cape May County NJ GO	2.000%	9/15/30	2,605	2,696
[6]	City of Newark NJ The Board of Education New Jersey School Energy Savings Obligation Refunding Bonds	5.000%	7/15/29	375	480
[6]	City of Newark NJ The Board of Education New Jersey School Energy Savings Obligation Refunding Bonds	5.000%	7/15/30	375	489
[3]	Clifton NJ Board of Education School Bonds Revenue	2.000%	8/15/34	1,500	1,470
	County of Hudson NJ General Improvement Revenue	3.000%	11/15/31	2,615	2,911
	County of Hudson NJ General Improvement Revenue	2.125%	11/15/36	1,000	982
[3]	Cumberland County NJ Improvement Authority GO Prere.	5.000%	9/1/24	4,000	4,544
[3]	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21	500	500
	Hudson County NJ Improvement Authority Lease Revenue (Courthouse Projects)	4.000%	10/1/40	2,010	2,389
	Morris County NJ Improvement Authority School District Revenue (Morris Hills Regional District Project) Prere.	5.000%	10/1/22	510	535
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/25	1,000	1,161
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/27	1,500	1,840
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/28	1,750	2,196
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/29	1,000	1,280
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/30	1,000	1,219
	New Jersey Covid 19 Emergency Bonds GO	3.000%	6/1/32	1,000	1,124
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23	1,000	1,079
[4]	New Jersey Economic Development Authority Revenue	5.250%	9/1/23	2,000	2,187
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	560	652
	New Jersey Economic Development Authority Revenue	5.500%	6/15/29	2,000	2,449
	New Jersey Economic Development Authority Revenue	5.000%	6/15/33	1,100	1,416
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	581
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/26	1,600	1,647
[8]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	405	490
[8]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) ETM	5.250%	7/1/26	95	115
[8]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	1,000	1,266
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,227
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	879

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/22	5,095	5,279
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	3/1/25	5,000	5,788
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/37	1,000	978
	New Jersey GO	2.000%	6/1/31	1,295	1,314
	New Jersey GO	2.000%	6/1/32	1,230	1,234
	New Jersey GO	2.000%	6/1/35	1,000	958
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	500	544
	New Jersey Health Care Facilities Financing Authority Revenue (Atlanticare Health System)	3.000%	7/1/40	145	154
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,036
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.000%	7/1/38	1,000	1,189
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health) Prere.	5.000%	7/1/22	900	932
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,186
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/29	1,385	1,778
[2]	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health Inc.) VRDO	0.050%	10/1/21	1,525	1,525
[2]	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health Inc.) VRDO	0.020%	10/6/21	300	300
[2]	New Jersey NJ GO VRDO	0.080%	10/1/21	500	500
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,509
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,380	2,815
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	733
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,651
[5]	New Jersey Transportation Trust Fund Authority Program Bonds	5.000%	6/15/31	1,000	1,267
[5]	New Jersey Transportation Trust Fund Authority Program Bonds	5.000%	6/15/33	1,000	1,282
[5]	New Jersey Transportation Trust Fund Authority Program Bonds	5.000%	6/15/34	600	765
	New Jersey Transportation Trust Fund Authority Program Bonds	4.000%	6/15/37	1,000	1,171
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,237
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,601
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,245
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,382
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,115	1,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	1,015	1,254
	New Jersey Transportation Trust Fund Authority System Bonds	5.000%	6/15/30	1,000	1,284
	New Jersey Transportation Trust Fund Authority System Bonds	5.000%	6/15/31	1,000	1,307
	New Jersey Transportation Trust Fund Authority System Bonds	5.000%	6/15/32	1,000	1,304
	New Jersey Transportation Trust Fund Authority System Bonds	4.000%	6/15/35	500	593
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/29	1,615	1,669
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	1,500	1,742
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36	2,125	2,274
[8]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	345	348
[12,14]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	150	152
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	1,315	1,397
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/23	605	673
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	1,000	1,141
[7]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	2,000	1,872
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	6,509
[8]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	1,000	817
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	700	793
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	500	595
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,241
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,246
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,903
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,200
	New Jersey Turnpike Authority Revenue	5.000%	1/1/37	1,000	1,226
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/22	1,000	1,012
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/23	1,190	1,261
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/23	1,185	1,256
[2,4]	New Jersey Turnpike Authority Revenue TOB VRDO	0.170%	10/7/21	5,650	5,650
[3,5]	North Hudson Sewerage Authority Revenue	5.000%	6/1/36	1,320	1,849
	North Hudson Sewerage Authority Revenue Prere.	5.000%	6/1/22	10,000	10,320
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	1,025	1,126
	South Jersey Transportation Authority New Jersey Transportation System Revenue Prere.	5.000%	11/1/22	500	526
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	2,177
	Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27	140	143
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	3,924
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	685	849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,234
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	450	550
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,827
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,215
	Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	3,212
	Toms River NJ Board of Education GO	3.000%	7/15/33	3,570	3,782
					162,017
New Mexico (0.4%)
	Albuquerque NM GO	5.000%	7/1/23	6,000	6,499
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/22	290	302
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/23	265	288
[5]	Farmington NM Pollution Control Revenue (San Juan & Four Corners Projects)	2.150%	4/1/33	2,675	2,619
	New Mexico Finance Authority Revenue	5.000%	6/1/23	1,210	1,306
	New Mexico Finance Authority Transportation Revenue	4.000%	6/15/26	2,000	2,050
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/27	1,045	1,172
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/29	1,500	1,943
	New Mexico GO (Capital Projects)	5.000%	3/1/30	3,050	4,017
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/28	1,520	1,760
[2]	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) VRDO	0.090%	10/1/21	890	890
[2]	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25	805	925
	New Mexico State Severance Tax Bonds	5.000%	7/1/23	5,000	5,418
	New Mexico State Severance Tax Bonds	5.000%	7/1/24	1,000	1,128
	New Mexico State Severance Tax Bonds	5.000%	7/1/25	1,000	1,168
[5]	Rio Rancho NM Public School District No. 94 GO	4.000%	8/1/22	3,675	3,785
					35,270
New York (8.0%)
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	963
	Brooklyn Arena Local Development Corp. NY Pilot Revenue Refunding (Barclays Center)	5.000%	7/15/30	700	830
	Brooklyn Arena Local Development Corp. NY Pilot Revenue Refunding (Barclays Center)	5.000%	7/15/42	690	798
[3]	Broome County NY Local Development Corp. Revenue (United Health Services Hospitals Inc. Project)	5.000%	4/1/29	2,100	2,672
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	227
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/34	240	272
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	617
[3]	Hempstead NY GO	4.000%	4/1/29	1,420	1,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31	1,550	1,868
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,788
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	520	619
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/24	130	136
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33	1,185	1,549
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35	1,095	1,379
	Long Island NY Power Authority Electric System Revenue PUT	1.500%	9/1/26	1,360	1,402
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/22	9,100	9,361
	Metropolitan Transportation Authority NY Revenue	3.000%	11/1/22	2,000	2,060
	Metropolitan Transportation Authority NY Revenue	5.000%	2/1/23	7,000	7,426
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/27	1,000	1,202
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/28	2,075	2,422
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	1,115	1,330
	Metropolitan Transportation Authority NY Revenue	5.250%	11/15/30	3,440	4,159
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	1,500	1,881
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	3,063
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	810	905
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/41	2,170	2,449
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	500	609
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/22	8,095	8,501
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	5/15/24	7,000	7,800
[3,9]	Metropolitan Transportation Authority NY Revenue, SOFR + 0.550% PUT	0.584%	4/1/24	500	501
[2]	Metropolitan Transportation Authority NY Revenue VRDO	0.080%	10/1/21	3,500	3,500
[2]	Metropolitan Transportation Authority NY Revenue VRDO	0.080%	10/1/21	8,900	8,900
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,970	2,396
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37	1,540	1,871
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/28	555	697
	Monroe County NY Industrial Development Revenue (University of Rochester Project)	5.000%	7/1/23	2,000	2,167
	Nassau County NY GO	5.000%	4/1/23	1,000	1,072
	New York City NY GO	5.000%	8/1/22	705	733
	New York City NY GO	5.000%	8/1/22	1,290	1,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY GO	5.000%	8/1/23	400	416
	New York City NY GO	5.000%	8/1/23	1,505	1,637
	New York City NY GO	5.000%	8/1/24	1,000	1,132
	New York City NY GO	5.000%	8/1/25	770	782
	New York City NY GO	5.000%	8/1/25	1,245	1,459
	New York City NY GO	5.000%	8/1/25	1,310	1,535
	New York City NY GO	5.000%	8/1/25	1,000	1,172
	New York City NY GO	5.000%	6/1/26	2,450	2,846
	New York City NY GO	5.000%	8/1/26	1,000	1,062
	New York City NY GO	5.000%	8/1/26	80	83
	New York City NY GO	5.000%	8/1/28	5,000	6,338
	New York City NY GO	5.000%	11/1/29	5,000	6,487
	New York City NY GO	5.000%	8/1/30	1,000	1,085
	New York City NY GO	5.000%	12/1/32	1,755	2,123
	New York City NY GO	5.000%	12/1/32	1,000	1,261
	New York City NY GO	5.000%	12/1/33	1,775	2,146
	New York City NY GO	5.000%	8/1/34	1,000	1,287
	New York City NY GO	4.000%	8/1/35	1,000	1,196
	New York City NY GO	5.000%	12/1/35	1,120	1,350
	New York City NY GO	4.000%	8/1/36	1,000	1,190
	New York City NY GO	4.000%	8/1/37	2,000	2,355
	New York City NY GO	4.000%	10/1/37	2,690	3,168
	New York City NY GO	3.000%	3/1/41	1,210	1,285
	New York City NY GO Prere.	5.000%	10/1/21	500	500
	New York City NY GO Prere.	5.000%	8/1/22	420	437
	New York City NY GO Prere.	5.000%	3/1/23	1,490	1,591
[2]	New York City NY GO VRDO	0.080%	10/1/21	13,500	13,500
[2]	New York City NY GO VRDO	0.080%	10/1/21	4,700	4,700
[2]	New York City NY GO VRDO	0.080%	10/1/21	3,865	3,865
[2]	New York City NY GO VRDO	0.080%	10/1/21	7,700	7,700
[2]	New York City NY GO VRDO	0.080%	10/1/21	2,000	2,000
[2]	New York City NY GO VRDO	0.080%	10/1/21	400	400
[2]	New York City NY GO VRDO	0.080%	10/1/21	6,200	6,200
[2]	New York City NY GO VRDO	0.090%	10/1/21	8,410	8,410
[2]	New York City NY GO VRDO	0.090%	10/1/21	1,400	1,400
	New York City NY GO VRDO	0.130%	10/1/21	400	400
	New York City NY GO VRDO	0.130%	10/1/21	600	600
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,084
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	2,000	2,158
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/40	2,000	1,974
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.700%	5/1/25	400	401
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,072
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/39	1,000	1,035
[3]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/38	2,000	2,159
[3]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/36	2,000	2,175
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	1,350	1,573
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	4,560	5,399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	1,100	1,430
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,234
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,344
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	3,140	3,856
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,226
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/39	1,000	1,193
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,075	2,391
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	3,155
[2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	10/1/21	13,300	13,300
[2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.080%	10/1/21	5,400	5,400
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/24	550	571
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/28	1,730	2,020
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/29	2,000	2,334
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/30	1,045	1,232
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/32	250	259
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	1,635	2,034
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/38	1,750	2,036
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/41	2,500	2,917
	New York City NY Transitional Finance Authority Building AID Revenue ETM	5.000%	7/15/24	3,430	3,879
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	1,140	1,199
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	460	462
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,559
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	850	913
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30	500	531
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	300	308
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	500	526
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	1,370	1,545
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	500	526
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,761
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	500	514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,633
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	2,039
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,565	1,835
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	4,000	4,574
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,860
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/35	2,500	2,974
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	2,043
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,911
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,419
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	1,000	1,174
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	2,047
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/38	2,500	2,682
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	8,000	8,976
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,000	1,173
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	3,000	3,359
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.080%	10/1/21	6,500	6,500
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.080%	10/1/21	21,030	21,030
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.080%	10/1/21	6,200	6,200
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.080%	10/1/21	1,500	1,500
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.080%	10/1/21	5,300	5,300
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.090%	10/1/21	3,600	3,600
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.090%	10/1/21	5,300	5,300
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/25	2,230	2,636
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,517
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/36	1,000	1,199
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,030	2,533
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/36	2,800	3,371
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/37	250	298
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	5,000	5,721
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/39	2,500	2,938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/40	1,500	1,609
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/41	1,000	1,069
[2]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	0.090%	10/1/21	2,250	2,250
[2,4]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.070%	10/7/21	4,300	4,300
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,874
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	7,124
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	2,063
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,673
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	1,350	1,632
[2]	New York City Water & Sewer System Revenue VRDO	0.080%	10/1/21	400	400
[2]	New York City Water & Sewer System Revenue VRDO	0.080%	10/1/21	3,300	3,300
[2]	New York City Water & Sewer System Revenue VRDO	0.080%	10/1/21	6,000	6,000
[2]	New York City Water & Sewer System Revenue VRDO	0.080%	10/1/21	2,800	2,800
	New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,090	1,096
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	1.900%	11/15/31	1,500	1,492
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.100%	11/15/32	1,500	1,504
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.200%	11/15/33	1,440	1,443
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.300%	11/15/34	1,500	1,504
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.400%	11/15/35	1,400	1,401
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.500%	11/15/36	950	947
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.750%	11/15/41	2,050	2,047
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31	1,000	1,021
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	500	508
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	945	1,329
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	230	231
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,000	1,005
[8,10]	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	325	327
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	1,045	1,142
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,180	2,462

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,316
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	1,675	2,005
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	1,000	1,212
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,664
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32	1,500	1,721
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	1,330	1,393
	New York Metropolitan Transportation Authority Revenue Prere.	5.000%	11/15/22	820	864
	New York Metropolitan Transportation Authority Revenue Prere.	5.000%	5/15/23	570	614
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	3,174
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	3/1/22	2,000	2,039
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	815
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,769
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	4,250	4,272
[7]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/24	500	567
[7]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	500	627
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	1,067
[2]	New York State Dormitory Authority Revenue (Cornell University) VRDO	0.060%	10/1/21	500	500
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,150
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,145
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,895	2,308
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29	550	679
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	830	845
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	625	661
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	840	855
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26	720	761
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/27	1,700	1,926
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	2,040	2,341
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,085	1,248
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	5,000	6,444
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	2,000	2,224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,455	2,814
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	500	511
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	2,000	2,628
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	2,263
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33	300	305
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,905	2,177
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	2,000	2,221
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	1,140
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,807
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	5,000	5,716
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	3,000	3,657
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/37	3,000	3,560
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/38	2,900	3,124
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	2,355
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	2,000	2,433
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/39	3,000	3,220
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/40	3,000	3,210
	New York State Dormitory Authority Revenue (Personal Income Tax) ETM	5.000%	2/15/25	1,500	1,732
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/22	170	173
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/22	160	163
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	12/15/22	840	888
[3]	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	390	390
[5]	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/29	195	243
[5]	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/30	205	259
[5]	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/31	225	289
[5]	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/32	235	300
[5]	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/33	255	324
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	1,295	1,501
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,797
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	2,154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,655
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,393
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,853
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,662
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	1,151
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/22	2,075	2,145
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/23	1,000	1,082
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/25	500	517
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,834
	New York State Homeowner Mortgage Agency Revenue	2.200%	4/1/36	2,000	1,978
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	3,500	3,625
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	1,075	1,099
	New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/50	2,500	2,727
[5]	New York State Thruway Authority General Revenue	4.000%	1/1/42	2,000	2,331
	New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,321
	New York State Thruway Authority Revenue	5.000%	1/1/36	1,045	1,323
[8]	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22	530	543
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,478
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	5,000	5,578
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	2,830	3,277
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	1,930	2,146
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	10,000	12,589
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,135
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,662
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,376
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,585
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,404
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,403

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/39	5,000	5,797
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/26	1,805	2,047
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,230	1,529
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,295	2,918
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,533
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	2,254
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	1,760	2,092
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds	3.000%	5/15/32	490	553
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds PUT	2.000%	5/15/26	1,000	1,061
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds PUT	2.000%	5/15/28	1,000	1,059
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23	1,500	1,650
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	913
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	2,000	2,345
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	1,900	2,306
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,214
[9]	Triborough Bridge & Tunnel Authority New York Revenue, SOFR + 0.380% PUT	0.414%	2/1/24	150	150
[2]	Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.080%	10/1/21	1,750	1,750
[2]	Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.100%	10/1/21	100	100
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/37	1,320	1,673
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	1,600	1,765
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	1,945	2,289
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	2,450	2,881
	Westchester County NY Health Care Corp. Revenue Prere.	5.000%	11/1/21	890	893
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,249
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,707
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,796
					652,681
North Carolina (0.6%)
	Cary NC Combined Enterprise System Revenue Prere.	5.000%	12/1/22	330	349
	Cary NC Combined Enterprise System Revenue Prere.	5.000%	12/1/22	170	180
	Charlotte NC International Airport Revenue	4.000%	7/1/38	1,250	1,502
	Charlotte NC Refunding Certificate of Participation (Transit Projects)	5.000%	6/1/30	1,000	1,317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	5.000%	12/1/31	1,000	1,343
	Durham County NC GO	4.000%	6/1/25	2,460	2,780
	Mecklenburg County NC GO	5.000%	3/1/26	1,085	1,298
	Mecklenburg County NC Public Improvement GO	5.000%	12/1/26	1,775	2,172
	North Carolina GAN	5.000%	3/1/25	1,055	1,220
	North Carolina GAN	5.000%	3/1/27	1,015	1,163
	North Carolina GO	5.000%	5/1/22	360	370
	North Carolina GO	5.000%	6/1/23	2,030	2,192
	North Carolina GO	3.000%	5/1/33	1,000	1,125
	North Carolina Housing Finance Agency Homeownership Revenue	3.000%	7/1/51	2,785	3,017
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/40	800	906
	North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/27	1,000	1,043
	North Carolina Medical Care Commission Hospital (Moses Cone Health System) VRDO	0.050%	10/7/21	2,025	2,025
	North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/24	850	875
	North Carolina State Grant Anticipation Revenue	5.000%	3/1/28	1,000	1,255
	North Carolina State Limited Obligation	5.000%	5/1/25	3,590	4,176
[3]	North Carolina Turnpike Authority Revenue	5.000%	1/1/38	30	37
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	2,263
	Orange County NC Public Facilities Co. Revenue Prere.	5.000%	10/1/22	180	188
	Orange County NC Public Facilities Co. Revenue Prere.	5.000%	10/1/22	320	335
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	471
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,726
	University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,000	1,171
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	378
	Wake County NC GO	5.000%	3/1/23	2,145	2,291
	Wake County NC GO	5.000%	4/1/23	1,000	1,072
	Wake County NC GO	4.000%	5/1/30	2,000	2,112
	Western California University General Revenue	3.000%	4/1/36	1,480	1,598
[5]	Winston-Salem State University NC General Revenue	5.000%	4/1/29	440	544
[5]	Winston-Salem State University NC General Revenue	4.000%	4/1/33	530	628
					45,122
North Dakota (0.0%)
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,418
	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/29	445	564
[3]	Grand Forks ND Health Care System Revenue (Altru Health System)	3.000%	12/1/39	1,000	1,044
					3,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio (1.5%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,406
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,617
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,532
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project) Prere.	5.250%	2/15/22	570	581
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Projects)	5.000%	2/15/42	3,000	3,051
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26	1,025	1,214
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	1.000%	8/15/24	385	389
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	477
	Bowling Green State University Ohio Revenue	5.000%	6/1/27	260	317
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/34	1,150	1,452
	Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/39	240	277
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/55	2,355	2,666
	Butler County OH Hospital facilities Revenue (Cincinnati Children's Hospital Medical Center)	5.000%	5/15/32	2,000	2,689
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	814
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	432
	Cleveland OH Municipal School District GO	5.000%	12/1/28	1,000	1,075
	Cleveland Ohio Income Tax Revenue	3.000%	10/1/34	335	367
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/38	365	430
[3]	Columbus OH City School District GO	0.000%	12/1/29	1,000	879
	Columbus OH GO	4.000%	8/15/26	1,730	1,961
	Columbus OH GO Prere.	5.000%	7/1/22	535	554
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	8/1/36	1,000	1,157
	Columbus OH Sewer Revenue Prere.	5.000%	12/1/24	4,000	4,582
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project) Prere.	5.000%	12/1/23	510	562
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/32	1,000	1,179
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	615	636
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	1,680	1,888
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	825
	Franklin County OH Hospital Revenue (Nationwide Children's Hospital)	5.000%	11/1/31	1,000	1,309
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,418
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	1,051
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	783
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25	1,100	1,254
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26	320	322
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group) Prere.	5.250%	11/15/21	535	538
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	1,042
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/34	900	972
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/42	1,000	1,124
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,849
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	3,170
[2]	Montgomery County OH Hospital Revenue (Premier Health Partners) VRDO	0.080%	10/1/21	3,575	3,575
	North Royalton OH City School District GO	5.000%	12/1/26	300	349
	North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,623
	Ohio (Treasurer Of State)	5.000%	4/1/36	775	1,013
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,605	1,955
	Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/22	750	762
	Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30	1,155	1,324
	Ohio Common Schools GO Prere.	5.000%	6/15/22	1,000	1,034
[5]	Ohio Community Learning Centers Income Tax Revenue	4.000%	12/1/26	375	426
	Ohio GO	5.000%	5/1/23	1,870	2,012
	Ohio GO	5.000%	8/1/23	500	520
	Ohio GO	5.000%	8/1/24	500	566
	Ohio GO	5.000%	11/1/24	1,675	1,915
	Ohio GO	5.000%	2/1/27	1,000	1,186
	Ohio GO	5.000%	6/15/27	3,425	3,653
	Ohio GO	5.000%	5/1/33	1,010	1,256
	Ohio GO	5.000%	3/1/35	1,000	1,215
	Ohio GO	5.000%	3/15/36	1,005	1,113
	Ohio GO	5.000%	3/1/38	2,000	2,415
	Ohio Higher Education GO	5.000%	5/1/30	5,015	5,806
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/22	585	618
[2]	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	0.080%	10/1/21	1,400	1,400
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25	2,450	2,905
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,020	1,222
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,644
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,777

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Revenue (Infrastructure Project)	5.000%	12/15/23	1,000	1,104
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	1,107
Ohio State Common Schools GO	5.000%	6/15/23	500	541
Ohio State Higher Educational Facility Commission Revenue	5.000%	1/15/33	1,260	1,557
Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/33	105	132
Ohio State University General Receipts Revenue	5.000%	12/1/30	1,370	1,827
Ohio State University General Receipts Revenue	4.000%	12/1/40	1,760	2,121
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,030	1,096
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,310	1,595
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/25	5,050	5,895
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	2,262
Penta Career Center Ohio COP	5.250%	4/1/23	125	128
Revere OH Local School District GO Prere.	5.000%	6/1/22	1,000	1,032
Revere OH Local School District GO Prere.	5.000%	6/1/22	665	686
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	550	565
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	255	262
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	250	257
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	260	267
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	250	257
				120,009
Oklahoma (0.2%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/25	1,160	1,306
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,518
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	1,145	1,285
Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	1,000	1,147
Oklahoma City OK GO	5.000%	3/1/24	525	527
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist Medical Center)	4.000%	8/15/38	1,000	1,091
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,849
Oklahoma State University Agricultural Mechanical Revenue	4.000%	9/1/35	460	567
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,020	2,348
Tulsa County OK Independent School District No. 4 Bixby GO	4.000%	7/1/23	2,000	2,132
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	280	304
				14,074
Oregon (0.4%)
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,389
Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deschutes County OR Public Library District GO	4.000%	6/1/23	575	611
	Hospital Facilities Authority of Multnomah County Oregon Revenue	4.000%	12/1/36	1,000	1,137
	Medford Hospital Facilities Authority Revenue	5.000%	8/15/35	1,000	1,278
	Multnomah County OR School District GO	5.000%	6/15/29	1,015	1,178
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	1,380	1,539
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/39	2,175	2,759
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,182
	Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/31	450	519
	Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/32	450	517
	Oregon GO	5.000%	5/1/23	500	514
	Oregon GO	4.000%	6/1/23	790	840
	Oregon GO	5.000%	6/1/35	1,000	1,328
	Portland OR Community College District GO	5.000%	6/15/22	7,675	7,935
	Portland OR Water System Revenue	2.000%	5/1/42	2,000	1,863
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	550	634
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	573
	Tri-County Metropolitan Transportation District of Oregon Revenue	4.000%	9/1/40	5,645	6,245
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,577
					34,260
Pennsylvania (2.4%)
	Allegheny County PA GO	4.000%	11/1/30	1,025	1,179
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,234
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,224
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,221
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	500	568
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27	1,000	1,233
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh)	5.000%	10/15/29	1,470	1,903
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/39	470	562
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,027
[4]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	250	295
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35	500	628
[6]	Allentown PA School District GO	5.000%	6/1/31	1,000	1,178
[6]	Armstrong PA School District GO	5.000%	3/15/27	995	1,215
[6]	Armstrong PA School District GO	5.000%	3/15/29	920	1,176
	Bethlehem Area School District GO	5.000%	11/15/23	1,835	2,016
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/30	750	933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,455	1,884
	Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System) Prere.	5.500%	12/1/21	530	535
	Chester County Industrial Development Authority Revenue	4.000%	12/1/39	3,000	3,566
	Chester County PA GO Prere.	5.000%	11/15/22	750	791
[6]	Coatesville PA Area School District Building GO	0.000%	10/1/34	450	305
[6]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	335	358
[6]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	365	390
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	596
[4]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/30	840	962
	Dauphin County PA GO	5.000%	11/15/27	2,055	2,553
	Delaware River PA Joint Toll Bridge Commission System Revenue	5.000%	7/1/34	225	272
[7]	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	1,260	1,618
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project) Prere.	5.000%	7/1/24	1,000	1,126
	Easton PA Area School District GO	4.000%	4/1/28	580	692
[6,7]	Erie PA Sewer Authority Revenue	0.000%	12/1/25	85	80
[6,7]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/25	1,165	1,132
[6]	Gateway PA School District Alleghany County GO	3.000%	10/15/37	1,000	1,094
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	5.000%	4/1/35	1,000	1,269
[2]	General Authority of Southcentral Pennsylvania Revenue VRDO	0.080%	10/1/21	700	700
	Latrobe PA Industrial Development Authority University Revenue (Siton Hill University)	4.000%	3/1/40	225	242
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	1,220	1,451
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	3,093
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/33	780	799
[3]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	1,000	1,165
	Manheim Township PA School District GO	5.000%	2/1/30	830	968
	Manheim Township PA School District GO	4.000%	5/1/35	550	642
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.250%	2/15/42	2,500	2,577
	Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/42	1,425	1,482
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital) Prere.	5.000%	6/1/22	500	516
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,904

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,073
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/25	1,000	1,139
	Montgomery County PA Industrial Development Authority Retirement Community Revenue (ACTS Retirement- Life Communities Obligated Group) Prere.	5.000%	5/15/22	1,250	1,287
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,204
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke's Hospital Project)	5.000%	8/15/25	1,275	1,489
	Pennsylvania COP	5.000%	7/1/26	500	593
	Pennsylvania COP	5.000%	7/1/27	500	607
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,268
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,853
	Pennsylvania GO	5.000%	8/15/23	2,265	2,466
	Pennsylvania GO	5.000%	1/1/24	1,500	1,659
	Pennsylvania GO	5.000%	8/15/24	500	567
	Pennsylvania GO	5.000%	1/1/26	3,295	3,913
	Pennsylvania GO	5.000%	9/15/26	1,500	1,818
	Pennsylvania GO	5.000%	7/15/28	4,975	6,311
	Pennsylvania GO	4.000%	1/1/29	3,000	3,463
[3]	Pennsylvania GO	4.000%	8/15/30	1,000	1,126
	Pennsylvania GO	5.000%	3/15/32	8,000	9,208
	Pennsylvania GO	5.000%	10/15/32	1,000	1,093
[3]	Pennsylvania GO	4.000%	3/1/33	1,110	1,302
	Pennsylvania GO	4.000%	5/15/33	2,080	2,553
[3]	Pennsylvania GO	4.000%	3/1/34	1,670	1,954
	Pennsylvania GO	4.000%	3/1/36	1,000	1,149
	Pennsylvania GO	3.000%	5/15/36	1,000	1,106
	Pennsylvania GO	4.000%	3/1/37	1,000	1,146
[6]	Pennsylvania GO	4.000%	3/1/37	1,000	1,153
	Pennsylvania GO	2.000%	5/15/38	1,390	1,338
	Pennsylvania GO	2.000%	5/15/39	1,000	949
	Pennsylvania GO	2.000%	5/15/40	1,540	1,463
	Pennsylvania GO	2.000%	5/15/41	1,430	1,343
	Pennsylvania GO Prere.	5.000%	11/15/21	500	503
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University) Prere.	5.000%	4/1/22	500	512
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/31	1,000	1,283
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/36	1,295	1,475
[5]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/38	650	755
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24	1,050	1,157
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	762
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	4.000%	12/1/41	1,000	1,186
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,216
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,690	1,994
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,960	2,311
[3]	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,635	1,961
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	908
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,687
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,570	1,955
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,100	1,286
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	300	348
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,807
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,273
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,595
[3]	Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33	1,760	2,178
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,763
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36	1,650	1,984
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,258
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	2,545	3,309
	Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38	1,300	1,694
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	1,520	1,950
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	1,000	1,140
	Perkiomen Valley School District Pennsylvania GO	4.000%	2/15/31	2,465	2,710
	Philadelphia PA Airport Revenue	5.000%	7/1/34	1,500	1,926
	Philadelphia PA Authority for Industrial Development Revenue (Charter School Project)	4.000%	6/1/31	705	805
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,129
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,147
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36	1,000	1,192
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,905
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,191
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,566
	Philadelphia PA GO	4.000%	5/1/39	3,000	3,542
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,134
	Philadelphia PA School District GO	5.000%	9/1/31	940	1,093
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	1,000	1,126
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34	2,500	3,281
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	1,110	1,225
[3]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Sales Tax Revenue	5.000%	2/1/31	1,000	1,283
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/22	1,200	1,251
[3]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	1,000	1,273
[3,9]	Pittsburgh PA Water & Sewer Authority Revenue, SIFMA Municipal Swap Index Yield + 0.650% PUT	0.700%	12/1/23	350	353
[3]	Reading PA School District GO	5.000%	3/1/25	955	1,093

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	964
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	936
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,362
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) Prere.	5.000%	6/1/24	1,085	1,221
[6]	State Public School Building Authority Pennsylvania College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	1,075	1,217
[6]	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	1,535	1,706
[3]	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	1,650	1,947
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	4.000%	4/15/26	2,000	2,288
[5]	Westmoreland County PA Industrial Development Authority Revenue	4.000%	5/15/41	1,000	1,082
					198,374
Puerto Rico (0.3%)
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program (Puerto Rico Public Housing Projects)	5.000%	12/1/27	1,000	1,227
[3,12]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/26	1,000	1,248
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	123	117
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,327	1,198
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	2,774	2,389
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	145	116
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	10,194	11,304
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,786	1,980
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	65	73
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	1,565	1,759
					21,411
Rhode Island (0.1%)
	Narragansett RI Commission Wastewater System Revenue Prere.	5.000%	2/1/25	1,950	2,247
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	590
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/29	200	258
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/32	425	564
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/36	200	262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25	500	586
	Rhode Island Health and Educational Building Corp. Public School Revenue (City of East Providence Issue)	4.000%	5/15/37	1,200	1,438
	Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	295	311
					6,256
South Carolina (0.6%)
	Beaufort County SC School District GO	5.000%	3/1/23	1,500	1,601
	Charleston County SC Airport District System Revenue	5.000%	7/1/34	250	316
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/23	590	651
	Columbia SC Waterworks & Sewer System Revenue	3.000%	2/1/35	875	968
	Columbia SC Waterworks & Sewer System Revenue Prere.	5.000%	2/1/22	250	254
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,845
	Greenville SC Hospital Systems Facilities Revenue (Trustees Hospital)	5.000%	5/1/29	1,820	1,868
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,161
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,173
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,736
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,030	1,141
[2]	Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24	1,895	2,040
	Patriots Energy Group SC Gas System Improvement & Refunding Revenue	4.000%	6/1/36	825	977
[8]	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	1,600	1,573
[5]	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/31	2,500	2,965
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,640
	South Carolina GO	5.000%	4/1/27	1,160	1,430
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health) Prere.	5.250%	8/1/23	1,000	1,091
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,815
	South Carolina Public Service Authority Revenue	5.000%	12/1/26	1,140	1,297
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	1,200	1,564
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	410	546
	South Carolina Public Service Authority Revenue	4.000%	12/1/33	1,000	1,215
	South Carolina Public Service Authority Revenue	4.000%	12/1/34	1,000	1,210
	South Carolina Public Service Authority Revenue	4.000%	12/1/35	1,500	1,810
	South Carolina Public Service Authority Revenue	5.000%	12/1/35	805	1,056

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Revenue	4.000%	12/1/36	1,500	1,804
	South Carolina Public Service Authority Revenue	5.000%	12/1/36	815	1,066
	South Carolina Public Service Authority Revenue	4.000%	12/1/37	1,000	1,180
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	2,430	2,851
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	1,095	1,304
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,000	1,194
	South Carolina Public Service Authority Revenue	5.000%	12/1/38	1,125	1,226
	South Carolina Public Service Authority Revenue	4.000%	12/1/39	1,000	1,187
	South Carolina Public Service Authority Revenue	4.000%	12/1/42	1,000	1,176
	South Carolina Public Service Authority Revenue Prere.	5.000%	12/1/21	1,465	1,476
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,617
[3]	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/34	510	651
[6]	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	1,000	1,165
					52,840
South Dakota (0.1%)
	Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue Prere.	5.000%	6/1/23	2,000	2,157
	Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/41	2,660	2,964
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	3,467
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	2,391
					10,979
Tennessee (1.3%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,161
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives) Prere.	5.000%	1/1/23	1,500	1,587
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Common Spirit Health)	5.000%	8/1/29	2,880	3,683
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27	1,035	1,158
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,946
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/38	3,810	4,618
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	1,095
	Memphis TN GO	4.000%	6/1/31	1,000	1,142
	Memphis TN GO	4.000%	5/1/35	5,685	6,661
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/34	500	642
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/29	1,335	1,715
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	4.000%	10/1/31	215	244
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Blakeford at Green Hills) Prere.	5.000%	7/1/22	500	517
	Montgomery County TN GO	5.000%	6/1/23	1,500	1,618
[11]	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds (City of Memphis Project), 4.000% coupon rate effective 4/1/2026	0.000%	4/1/31	300	315
[2,3]	Shelby County TN Health Educational & Housing Facilities Board Revenue VRDO	0.080%	10/1/21	17,200	17,200
	Sumner County TN Public Improvement Refunding Bonds GO	5.000%	6/1/23	7,245	7,822
[2]	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	5,090	5,737
	Tennergy Corp. TN Gas Revenue PUT	4.000%	9/1/28	5,540	6,532
	Tennessee Energy Acquisition Corp. Commodity Project Revenue PUT	5.000%	11/1/31	8,320	10,850
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,835	1,917
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,800	1,985
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	915	1,044
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,229
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,185	1,412
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	4,040	4,243
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	1,625	1,821
	Tennessee GO	5.000%	8/1/22	1,475	1,534
	Tennessee GO	4.000%	8/1/28	4,850	5,468
	Tennessee GO	5.000%	11/1/29	4,750	6,231
	Tennessee GO Prere.	5.000%	8/1/25	1,000	1,173
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/33	50	61
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/37	1,390	1,780
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) Prere.	5.000%	11/1/25	10	12
	Williamson County TN GO Prere.	4.000%	5/1/23	1,320	1,399
					108,740
Texas (5.4%)
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,486
[18]	Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33	600	706
[18]	Arlington TX Independent School District (Unlimited Tax) GO	5.000%	2/15/26	1,090	1,255
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/27	420	512
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/28	305	381
[6]	Arlington TX Special Tax Revenue	5.000%	2/15/32	1,160	1,390
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/37	1,435	1,697
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,362
	Austin TX Airport System Revenue	5.000%	11/15/32	1,260	1,513
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,162
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/29	5,000	5,857
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,205
	Austin TX Water & Wastewater System Revenue ETM	5.000%	11/15/21	500	503
	Bexar County TX GO Prere.	5.000%	6/15/23	3,230	3,493
	Bexar County TX GO Prere.	5.000%	6/15/24	1,145	1,290
	Brownsville TX Utility System Revenue Prere.	4.000%	9/1/23	1,000	1,070
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,015	1,117
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	96
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/25	250	279
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	180	170
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,309
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30	865	994
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31	900	1,182
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,785	2,286
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,450	1,681
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/36	1,115	1,284
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	1/1/23	565	599
[18]	Clear Creek TX Independent School District PUT	0.280%	8/15/24	500	498
[18]	Clear Creek TX Independent School District GO	5.000%	2/15/34	910	1,098
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	3,003
[18]	Comal Texas Independent School District	4.000%	2/1/39	5,000	5,344
	Conroe TX Local Government Corp. Hotel & Contract Revenue (Conroe Convention Center Hotel)	5.000%	10/1/34	260	333
	Corpus Christi TX General Improvement Refunding	5.000%	3/1/25	1,300	1,502
	Dallas County TX Community College District GO	5.000%	2/15/26	1,000	1,181
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	1,670	1,966
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,065	2,669

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/22	500	528
[18]	Dallas TX Independent School District	5.000%	2/15/30	2,200	2,517
[18]	Dallas TX Independent School District GO	4.000%	2/15/29	2,265	2,520
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21	1,340	1,340
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/31	1,675	1,986
	Dallas TX Waterworks & Sewer System Revenue ETM	5.000%	10/1/22	210	211
	Dallas TX Waterworks & Sewer System Revenue Prere.	5.000%	10/1/21	195	195
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	1,000	1,101
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	3,725	4,924
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/34	1,000	1,195
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/35	2,020	2,408
[18]	Dickinson TX Independent School District Revenue PUT	0.250%	8/1/23	1,000	998
[18]	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24	1,035	1,082
	El Paso TX Combination Tax & Revenue Bonds	4.000%	8/15/33	455	550
	El Paso TX GO	5.000%	8/15/28	750	949
	El Paso TX GO	5.000%	8/15/31	850	1,087
	El Paso TX GO	4.000%	8/15/34	1,000	1,186
	El Paso TX GO	3.000%	8/15/37	765	839
[18]	El Paso TX Independent School District Revenue	5.000%	8/15/42	5,000	5,868
[18]	Forney TX Independent School District	4.000%	8/15/35	1,000	1,222
[6]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding)	3.000%	4/1/35	435	470
	Fort Worth TX GO	5.000%	3/1/25	1,115	1,286
	Fort Worth TX Water & Sewer Revenue	2.000%	2/15/23	5,000	5,124
	Frisco TX Refunding & Improvement GO	5.000%	2/15/28	1,425	1,640
	Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	841
[18]	Garland TX Independent School District GO	5.000%	2/15/22	1,025	1,043
[5,18]	Goose Creek TX Consolidated Independent School District PUT	0.150%	10/3/22	350	350
[18]	Goose Creek TX Consolidated Independent School District PUT	0.600%	8/17/26	400	397
[11]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.050% coupon rate effective 10/1/2023	0.000%	10/1/30	1,550	1,786
	Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	2,500	2,651
	Greater Texas Cultural Education Facilities Finance Corp. Revenue	5.000%	3/1/32	750	978
[18]	Gregory-Portland Independent School District	4.000%	2/15/30	2,000	2,387
[5]	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/38	200	218
[5]	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/39	140	152
[5]	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/40	130	141
[5]	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/41	130	141
	Gulf Coast Industrial Development Authority TX Revenue VRDO	0.070%	10/1/21	1,700	1,700
[6]	Harlandale TX Independent School District PUT	2.000%	8/15/24	100	101
	Harris County Cultural Education Facilities Finance Corp. Revenue	3.000%	10/1/40	1,000	1,074

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Harris County Cultural Education Facilities Finance Corp. Revenue, 1M USD LIBOR + 0.650% PUT	0.710%	7/1/24	500	502
	Harris County Flood Control District Improvement Refunding Bonds	4.000%	10/1/38	2,810	3,354
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,230
	Harris County TX Flood Control Improvement GO	3.000%	10/1/39	1,500	1,628
	Harris County TX GO	5.000%	8/15/22	1,960	2,042
	Harris County TX GO	5.000%	10/1/23	20	20
	Harris County TX GO	5.000%	8/15/32	1,025	1,067
	Harris County TX GO	5.000%	10/1/36	1,200	1,403
	Harris County TX GO	5.000%	10/1/40	2,470	2,871
	Harris County TX GO Prere.	5.000%	10/1/21	280	280
	Harris County TX Permanent Improvement Refunding Bonds	5.000%	10/1/23	2,900	3,175
	Harris County TX Toll Road Revenue	5.000%	8/15/32	515	536
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,695	1,994
	Hidalgo County TX Certificates GO	4.000%	8/15/37	1,000	1,172
	Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,395
	Houston TX Airport System Revenue	5.000%	7/1/31	195	243
	Houston TX Airport System Revenue	5.000%	7/1/37	1,720	2,122
	Houston TX GO	5.000%	3/1/27	1,000	1,225
	Houston TX GO	4.000%	3/1/35	1,500	1,697
	Houston TX Hotel Occupancy Tax & Special Convention & Entertainment Facilities Revenue	3.000%	9/1/32	500	547
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,070	1,206
[18]	Houston TX Independent School District PUT	3.000%	6/1/24	300	321
[18]	Houston TX Independent School District GO	5.000%	2/15/27	1,750	2,079
	Houston TX Public Improvement Refunding Bonds	4.000%	3/1/34	580	703
	Houston TX Public Improvement Refunding Bonds	4.000%	3/1/35	660	797
	Houston TX Refunding Public Improvement Bonds	3.000%	3/1/36	1,010	1,116
	Houston TX Utility System Revenue	4.000%	11/15/23	1,250	1,349
	Houston TX Utility System Revenue	5.000%	5/15/25	1,160	1,304
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,645
	Houston TX Utility System Revenue	5.000%	11/15/26	900	1,097
	Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,153
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,137
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,309
	Houston TX Utility System Revenue	3.000%	11/15/40	1,150	1,260
[18]	Katy TX Independent School District GO	4.000%	2/15/27	275	289
[18]	Katy TX Independent School District GO	4.000%	2/15/28	375	393
[18]	Klein TX Independent School District	5.000%	8/1/25	4,480	5,247
[18]	Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,434
[18]	Klein TX Independent School District GO	4.000%	2/1/45	1,000	1,094
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/37	525	552
[18]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26	1,360	1,569
	Laredo TX Community College District GO Prere.	5.000%	8/1/24	1,000	1,132
[18]	Laredo TX Independent School District GO	4.000%	8/1/28	1,635	1,790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Lewisville TX Independent School District (Unlimited Tax Building) GO	5.000%	8/15/25	3,820	4,480
[18]	Liberty Hill TX Independent School District Building Bonds	3.000%	2/1/37	2,500	2,766
	Lone Star College System Texas GO	5.000%	2/15/26	3,100	3,692
	Lone Star College System Texas GO	5.000%	2/15/28	5,500	6,496
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/37	1,330	1,367
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,200	1,387
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,000	1,119
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,120	1,379
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/36	1,085	1,385
	Lower Neches Valley Authority Industrial Development Corp. TX Revenue VRDO	0.060%	10/1/21	4,600	4,600
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/39	1,685	1,975
	Lubbock TX GO Prere.	5.000%	2/15/22	500	509
[18]	Mansfield TX Independent School District GO Prere.	4.000%	2/15/23	1,265	1,330
[18]	Mansfield TX Independent School District GO Prere.	5.000%	2/15/23	1,250	1,332
[18]	McKinney TX Independent School District Unlimited Building (Collin County)	5.000%	2/15/22	250	254
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	220	172
[18]	Mesquite TX Independent School District GO	4.000%	8/15/30	1,155	1,302
[18]	Midlothian TX Independent School District Revenue GO PUT	2.000%	8/1/24	1,005	1,045
	Montgomery TX GO	4.000%	3/1/30	1,840	2,170
[18]	Montgomery TX Independent School District Refunding Bonds	4.000%	2/15/45	2,000	2,190
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside Ministries Project)	6.250%	1/1/33	1,640	1,716
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26	1,060	1,212
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27	1,000	1,139
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28	870	988
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/23	200	214
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/24	210	234
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/25	240	278
[18]	North East TX Independent School District GO	5.250%	2/1/22	580	590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,745
[6]	North Fort Bend Authority TX Water System Revenue	4.000%	12/15/33	500	617
[6]	North Fort Bend Authority TX Water System Revenue	4.000%	12/15/34	375	461
[6]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/35	750	826
[6]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/36	585	639
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/22	1,495	1,543
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/23	1,555	1,679
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,731
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/22	1,645	1,717
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/23	1,025	1,118
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/33	4,000	4,666
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/34	4,000	4,659
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,060	1,122
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,625	2,893
[12]	North Texas Tollway Authority System Revenue	0.000%	1/1/28	1,000	927
	North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,245	1,421
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	575	632
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,820	2,072
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,706
	North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,730	1,967
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,060	1,204
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,147
[3]	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,520	1,712
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	1,182
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,460
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,005	1,230
	North Texas Tollway Authority System Revenue	4.000%	1/1/39	1,000	1,181
[18]	Northside TX Independent School District	4.000%	8/15/33	1,125	1,372
[18]	Northside TX Independent School District GO	5.000%	8/15/25	1,165	1,368
[18]	Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,492
[18]	Northside TX Independent School District GO PUT	0.700%	6/1/25	1,000	1,002
[18]	Northwest Independent School District Texas GO	5.000%	2/15/26	1,000	1,160
[18]	Northwest Independent School District Texas GO	4.000%	2/15/38	2,400	2,888
[18]	Northwest Independent School District Texas GO Prere.	5.000%	2/15/25	1,760	2,031
[18]	Palestine Independent School District GO	5.000%	2/15/29	1,860	2,189
	Pasadena TX GO	4.000%	2/15/28	1,000	1,114
	Pearland TX GO	4.000%	3/1/32	1,095	1,251
	Pearland TX GO	4.000%	3/1/33	910	1,034
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	275
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	389
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,426
[18]	Pflugerville TX Independent School District GO	5.000%	2/15/25	1,600	1,848

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Richardson Independent School District	5.000%	2/15/28	1,100	1,378
[18]	Richardson Independent School District GO	5.000%	2/15/26	3,020	3,592
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	1,000	1,040
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	1,000	1,200
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,423
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	4,040	5,180
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	1,700	2,225
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,195
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/26	150	152
	San Antonio TX GO	5.000%	2/1/26	1,000	1,154
	San Antonio TX GO	4.000%	8/1/34	1,140	1,396
	San Antonio TX GO	4.000%	8/1/36	1,000	1,214
	San Antonio TX GO Prere.	4.000%	8/1/22	1,000	1,032
[18]	San Antonio TX Independent School District GO	5.000%	8/15/25	1,200	1,407
[18]	San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,514
[18]	San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,885
	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/34	2,305	2,531
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,203
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	2,022
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,767
	San Antonio TX Water Revenue	4.000%	5/15/40	3,000	3,315
	San Antonio TX Water Revenue	4.000%	5/15/40	1,000	1,196
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,554
[18]	Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,164
[18]	Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,635
	Sugar Land TX GO	5.000%	2/15/26	510	607
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/25	350	414
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas)	5.250%	10/1/31	1,000	1,094
[2]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas) VRDO	0.090%	10/1/21	800	800
[2]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas) VRDO	0.090%	10/1/21	1,500	1,500
	Tarrant County TX Regional Water District Revenue (Water Control and Improvement District)	5.000%	3/1/25	1,785	2,064
	Texas A&M University Revenue	5.000%	5/15/23	1,505	1,622
[18]	Texas City TX Independent School District GO	5.000%	8/15/26	3,365	3,941
	Texas GO	5.000%	10/1/22	1,120	1,174
	Texas GO	5.000%	4/1/23	1,050	1,125
	Texas GO	5.000%	10/1/24	1,210	1,378
	Texas GO	5.000%	8/1/31	500	502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO	5.000%	10/1/36	3,000	3,495
	Texas GO Prere.	5.000%	4/1/24	1,330	1,486
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/21	515	520
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/23	245	271
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/24	580	665
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	6.250%	12/15/26	155	180
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/30	2,000	2,608
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/31	2,000	2,650
[3]	Texas Municipal Power Agency Revenue	3.000%	9/1/31	950	1,026
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/31	1,000	1,196
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/32	2,000	2,385
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/35	1,000	1,177
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/40	2,000	2,315
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/38	1,200	1,399
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/38	1,000	1,165
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	1,000	1,266
[6]	Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/21	1,020	1,024
[5]	Texas Public Improvement & Refunding Bonds	5.000%	9/1/22	3,795	3,960
[5]	Texas Public Property Finance Contractual Obligations	5.000%	5/1/23	1,395	1,500
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	1,959
	Texas Transportation Commission GO	5.000%	10/1/21	1,545	1,545
	Texas Transportation Commission GO	5.000%	10/1/22	1,480	1,551
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,761
	Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,374
[5]	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,575	1,565
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,705	2,093
	Texas Transportation Commission Revenue	5.000%	4/1/23	2,100	2,251
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	525	588
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	895	1,002
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	2,460	2,745
	Texas Water Development Board Revenue	5.000%	8/1/25	1,350	1,582
	Texas Water Development Board Revenue	4.000%	10/15/32	1,125	1,327
	Texas Water Development Board Revenue	4.000%	10/15/33	1,650	1,963

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Revenue	4.000%	10/15/34	1,465	1,738
	Texas Water Development Board Revenue	4.000%	10/15/35	2,895	3,378
	Texas Water Development Board Revenue	4.000%	10/15/35	1,770	2,032
	Texas Water Development Board Revenue	5.000%	8/1/38	5,000	6,106
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/39	1,755	1,934
	Travis TX GO	5.000%	3/1/27	1,545	1,845
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	1,000	1,212
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,515
[18]	United TX Independent School District GO Prere.	5.000%	8/15/24	2,550	2,892
	University of Houston Texas Revenue	5.000%	2/15/28	5,000	5,890
	University of Houston Texas Revenue	3.000%	2/15/31	3,490	3,887
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	2,051
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	5,247
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,279
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,525
	University of Texas Financing System Revenue	2.000%	8/15/36	750	742
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	1,150	1,253
	Waco TX Educational Finance Corp. Revenue (Baylor University)	5.000%	3/1/30	1,000	1,299
[6]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	1,235	1,512
[6]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	270	307
	Williamson County TX GO	5.000%	2/15/23	230	234
					443,854
Utah (0.4%)
	Alpine UT School District GO	5.000%	3/15/30	1,025	1,251
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,164
	Granite UT School District Salt Lake County GO	5.000%	6/1/23	595	642
	Granite UT School District Salt Lake County GO	5.000%	6/1/28	6,260	7,928
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	868
[2]	Murray City UT Hospital Revenue VRDO	0.050%	10/1/21	625	625
[2]	Murray City UT Hospital Revenue VRDO	0.100%	10/1/21	2,130	2,130
	Tooele County UT School District GO (Utah School Guaranty Program)	5.000%	6/1/23	1,395	1,507
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	927
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	1,049
	Utah GO	5.000%	7/1/22	1,410	1,461
	Utah GO	5.000%	7/1/22	7,300	7,564
	Utah GO	5.000%	7/1/24	1,015	1,146
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,166
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	585	658
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,285	1,501
[2]	Utah Weber County UT Hospital Revenue (IHC Health Services) VRDO	0.100%	10/1/21	1,215	1,215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/33	150	179
[3]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/34	125	149
					33,130
Vermont (0.1%)
	University of Vermont & State Agricultural College GO	5.000%	10/1/38	1,000	1,421
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/28	1,010	1,199
	Vermont GO	5.000%	8/15/24	2,020	2,292
					4,912
Virginia (1.2%)
[2]	Albemarle County VA Economic Development Authority Hospital Revenue (Sentara Martha Jefferson Obliged) VRDO	0.080%	10/1/21	9,250	9,250
	Arlington County VA GO	5.000%	6/15/24	4,510	5,082
	Arlington County VA GO Prere.	5.000%	8/1/22	600	624
	Fairfax County VA GO	5.000%	10/1/23	1,255	1,375
	Fairfax County VA GO	4.000%	10/1/32	1,415	1,640
	Fairfax County VA GO	5.000%	10/1/34	695	905
	Fairfax County VA Water Authority Revenue Prere.	5.000%	4/1/22	500	512
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/22	1,700	1,761
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/26	3,045	3,671
	Henrico County VA Economic Development Authority Residential Care Facilities Revenue (Westminster Canterbury Richmond)	4.000%	10/1/33	600	685
[5]	James City County VA Economic Development Authority Revenue (Williamsburg Landing)	4.000%	12/1/35	225	251
	Mosaic VA District Community Development Authority Revenue	4.000%	3/1/33	750	872
	Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/28	1,170	1,479
	Norfolk VA GO Prere.	5.000%	9/1/24	1,090	1,238
	Norfolk VA GO Prere.	5.000%	9/1/24	1,345	1,528
	Norfolk VA Water Revenue	5.000%	11/1/31	5	5
	Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,418
	Norfolk VA Water Revenue Prere.	5.000%	5/1/22	495	509
	Portsmouth City VA GO Prere.	5.000%	7/15/22	5,990	6,218
	Prince William County VA Industrial Development Authority Health Care Facilities Revenue Prere.	5.000%	11/1/22	1,220	1,283
	Richmond VA GO Prere.	5.000%	3/1/23	1,000	1,067
	Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,187
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/30	500	517
	Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/24	1,120	1,257
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	698

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	491
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/23	5,000	5,319
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	1,845	2,193
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	5,000	6,126
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,650
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/40	2,100	2,292
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/22	70	73
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/23	1,020	1,113
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/25	1,110	1,305
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36	2,130	2,486
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program) ETM	5.000%	9/1/22	285	297
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,686
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,471
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	2,033
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/23	740	805
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24	1,250	1,415
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/37	2,000	2,431
Virginia Public Building Authority Revenue	5.000%	11/1/31	95	100
Virginia Public School Authority Revenue	5.000%	8/1/22	1,335	1,388
Virginia Public School Authority Revenue	5.000%	8/1/24	6,080	6,882
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/23	3,450	3,704
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/24	2,180	2,439
Virginia Small Business Financing Authority Residential Care Facilities Revenue	4.000%	12/1/31	500	567
Virginia ST Resources Authority Infrastructure Revenue Prere.	5.000%	11/1/22	30	32
Wise County VA Industrial development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co. Project) PUT	0.750%	9/2/25	575	576
				93,906

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington (1.4%)
	Bellingham WA Water & Sewer Revenue Refunding Bonds	5.000%	8/1/25	400	469
	Central Kitsap Fire & Rescue GO	5.000%	12/1/22	2,675	2,824
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	967
	Clark County WA School District No. 37 Vancouver Revenue	5.000%	12/1/32	1,080	1,373
	Energy Northwest Washington Electric Revenue	5.000%	7/1/25	3,115	3,646
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,428
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/25	7,200	8,425
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26	1,735	2,092
	King County WA GO	5.000%	1/1/24	500	506
	King County WA GO	4.000%	12/1/32	1,500	1,710
	King County WA Housing Authority Revenue	3.000%	6/1/40	1,000	1,054
	King County WA Sewer Revenue	5.000%	7/1/23	1,000	1,084
	King County, Washington Sewer Improvement & Refunding Revenue Prere.	5.000%	7/1/23	2,500	2,708
	Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,060	1,060
	Mason County WA Public Utility District No. 3 Revenue	4.000%	12/1/32	1,010	1,214
	Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28	2,550	2,639
	Pierce County School District No. 3 Puyallup GO	5.000%	12/1/25	1,000	1,055
	Port of Seattle WA Revenue	5.000%	8/1/28	1,005	1,044
	Port of Seattle WA Revenue	5.000%	8/1/29	250	260
	Port of Seattle WA Revenue	4.000%	6/1/37	3,000	3,610
[9]	Seattle WA Municipal Light & Power Refunding Revenue, SIFMA Municipal Swap Index Yield + 0.250% PUT	0.300%	11/1/26	1,000	1,000
	Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31	1,000	1,161
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,146
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,656
	Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/25	1,090	1,246
	Washington GO	5.000%	7/1/22	1,445	1,497
	Washington GO	5.000%	6/1/23	2,000	2,160
	Washington GO	5.000%	6/1/23	4,305	4,649
	Washington GO	5.000%	7/1/23	1,155	1,252
	Washington GO	5.000%	7/1/25	560	580
	Washington GO	5.000%	7/1/25	1,500	1,691
	Washington GO	5.000%	8/1/26	5,105	6,170
	Washington GO	4.000%	7/1/27	2,425	2,491
	Washington GO	5.000%	8/1/27	1,000	1,171
	Washington GO	4.000%	7/1/28	1,135	1,166
	Washington GO	5.000%	7/1/28	2,000	2,291
	Washington GO	4.000%	7/1/29	2,720	2,883
	Washington GO	5.000%	7/1/30	1,100	1,258
	Washington GO	5.000%	7/1/32	1,250	1,429
	Washington GO	5.000%	6/1/34	4,080	5,393
	Washington GO	5.000%	6/1/35	1,500	1,931
	Washington GO	5.000%	8/1/36	2,070	2,576

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	8/1/37	3,685	4,139
	Washington GO	5.000%	2/1/38	2,370	3,072
	Washington GO	5.000%	8/1/38	2,070	2,565
	Washington GO Prere.	5.000%	2/1/22	500	508
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	1,999
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	2,202
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/36	1,625	2,021
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	1,000	1,102
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,224
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	921
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	1,252
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/31	2,025	2,370
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	3.000%	7/1/34	290	310
	Washington State Housing Finance Commission Municipal Certificates 2021-1	3.500%	12/20/35	2,678	3,090
	Washington State University General Revenue Prere.	5.000%	10/1/21	500	500
					113,240
West Virginia (0.2%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,170	1,423
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,545	1,737
	West Virginia GO	5.000%	12/1/35	1,000	1,244
	West Virginia GO	5.000%	6/1/36	1,000	1,242
	West Virginia GO	5.000%	6/1/38	2,500	3,145
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,572
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	765	957
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	845	1,051
	West Virginia University Revenue PUT	5.000%	10/1/29	1,000	1,266
					13,637
Wisconsin (0.7%)
	Madison WI Area Technical College GO	4.000%	3/1/25	1,835	2,055
	Madison WI GO	4.000%	10/1/26	1,500	1,749
	Milwaukee WI GO	5.000%	4/1/26	1,935	2,293
	Milwaukee WI GO	5.000%	4/1/29	1,110	1,411
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/35	300	382
[5]	Public Finance Authority Revenue (Providence St. Joseph Health) PUT	4.000%	10/1/30	655	790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Revenue (Texas Biomedical Research Institute Project)	5.000%	6/1/34	650	821
[3]	Wisconsin Center District Tax Revenue	0.000%	12/15/34	1,250	908
[3]	Wisconsin Center District Tax Revenue	0.000%	12/15/39	1,250	739
	Wisconsin GO	5.000%	5/1/23	3,400	3,658
	Wisconsin GO	4.000%	5/1/33	1,665	1,924
	Wisconsin GO	5.000%	5/1/34	1,780	2,121
	Wisconsin GO	5.000%	5/1/34	3,880	4,824
	Wisconsin GO	5.000%	5/1/35	1,000	1,190
	Wisconsin GO	5.000%	5/1/36	2,000	2,307
	Wisconsin GO	5.000%	5/1/36	1,000	1,189
	Wisconsin GO	5.000%	5/1/38	1,740	2,088
	Wisconsin GO Prere.	5.000%	5/1/22	500	514
	Wisconsin GO Prere.	5.000%	5/1/22	35	36
	Wisconsin GO Prere.	5.000%	5/1/22	2,210	2,272
	Wisconsin GO Prere.	5.000%	5/1/23	1,000	1,075
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,283
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,748
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,685
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)	5.000%	8/15/25	1,670	1,809
	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	1,169
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	500	522
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,862
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	867
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	750	940
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,284
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/39	1,000	1,166
	Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	500	539
	Wisconsin Transportation Revenue	5.000%	7/1/31	1,525	1,864
	Wisconsin Transportation Revenue	5.000%	7/1/31	1,370	1,640
	Wisconsin Transportation Revenue	5.000%	7/1/34	1,350	1,755
	Wisconsin Transportation Revenue Prere.	5.000%	7/1/22	120	124
	Wisconsin Transportation Revenue Prere.	5.000%	7/1/22	385	399
	Wisconsin Transportation Revenue Prere.	5.000%	7/1/24	2,755	3,106
					59,108
Wyoming (0.2%)
	Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/29	130	155
	Lincoln County WY Pollution Control Revenue (ExxonMobil Project) VRDO	0.080%	10/1/21	12,335	12,335
	Sublette County WY Pollution Control Revenue VRDO	0.080%	10/1/21	2,500	2,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/27	1,000	1,219
					16,209
Total Tax-Exempt Municipal Bonds (Cost $4,177,643)					4,334,829
Total Investments (100.4%) (Cost $5,646,158)					8,183,144
Other Assets and Liabilities—Net (-0.4%)					(36,224)
Net Assets (100%)					8,146,920
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the aggregate value was $28,885,000, representing 0.4% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2021.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
11	Step bond.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
13	Securities with a value of $862,000 have been segregated as initial margin for open futures contracts.
14	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
1M—1-month.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
REIT—Real Estate Investment Trust.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2021	393	48,238	(234)
E-mini S&P 500 Index	December 2021	310	66,615	(2,313)
				(2,547)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2021	(188)	(27,307)	560
Ultra Long U.S. Treasury Bond	December 2021	(65)	(12,419)	449
				1,009
				(1,538)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,848,315	—	—	3,848,315
Tax-Exempt Municipal Bonds	—	4,334,829	—	4,334,829
Total	3,848,315	4,334,829	—	8,183,144

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,009	—	—	1,009
Liabilities
Futures Contracts[1]	2,547	—	—	2,547
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.